March 31, 1999


                               Money Market
                               Portfolios

                               SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS

Not FDIC Insured

May Lose Value
No Bank Guarantee
[GRAPHIC OMITTED]

                                                                       BLACKROCK
                                                                           FUNDS
                                        PURE INVESTMENT STYLE(REGISTRATION MARK)

                                 BLACKROCK FUNDS

                             MONEY MARKET PORTFOLIOS

* Money Market                          * Ohio Municipal Money Market
* U.S. Treasury Money Market            * Pennsylvania Municipal
* Municipal Money Market                    Money Market
* New Jersey Municipal                  * Virginia Municipal Money
    Money Market                            Market
* North Carolina Municipal
*   Money Market

                               TABLE OF CONTENTS

SHAREHOLDER LETTER.............................................................1
PORTFOLIO SUMMARIES
      Money Market.............................................................3
      U.S. Treasury Money Market...............................................5
      Municipal Money Market...................................................6
      New Jersey Municipal Money Market.......................................10
      North Carolina Municipal Money Market...................................13
      Ohio Municipal Money Market.............................................16
      Pennsylvania Municipal Money Market.....................................19
      Virginia Municipal Money Market.........................................24
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................26-27
      Statements of Changes in Net Assets..................................28-29
      Financial Highlights.................................................30-37
      Notes to Financial Statements........................................38-46

                                 BLACKROCK FUNDS

March 31, 1999

Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1999.

      These are certainly exciting times for the U.S. stock market. On March 29, 1999, the Dow Jones Industrial Average (DJIA) eclipsed the mythic 10,000 level for the first time in history, only to fall slightly below this mark at the end of the period. This milestone is a media event that has created considerable excitement and propelled the stock market into the forefront of public attention. We believe that times like these present a good opportunity for investors to look past the heat of the moment and focus on the true meaning of events.

      A quick look at recent history confirms that 10,000 on the Dow is indeed a lofty height. It was only 27 years ago in 1972 that the Dow reached the 1,000 level for the first time. But that success did not last. Battered by recession in the U.S. economy and worldwide oil shortages, the Dow plummeted below 600 in 1974, the lowest point in a generation, and it didn't get back to 1,000 again until 1982. From 1982 to 1994 the Dow climbed to the 3,500 level. From there it moved to 5,000 in 1996, 7,500 in 1998 and 10,000 in 1999. By anyone's measure this has been a fast and impressive, yet often volatile, climb.

      On the other hand, it is worth remembering that the Dow is not a broad based index -- in fact it is only 30 stocks! While the Dow has been flying high, many stocks, particularly smaller stocks, have not. Furthermore, the stocks that make up the Dow are some of the largest of the large cap stocks, the very group that has done so well over recent years. At the same time returns on small cap stocks, measured by the Russell 2000, have lagged by returning -16.25% for the twelve months ended March 31, 1999 and the large caps, measured by the S&P 500, have been humming along at a rate of 18.58% in the same time period.

      Is the market overdue for a significant correction, or can it continue to move still higher? Of course, none of us can predict the future but there are several important positive indications. We believe the economy is strong, interest rates are favorable and inflation appears under control. While BlackRock believes that the market will remain in positive territory for the remainder of 1999, we also believe that growth will be tempered and that investors would do well to roll back their expectations to more modest levels. If you look at stock market performance from 1926 to 1998, as presented in the Ibbotson 1999 Yearbook, Large Company Stocks (S&P Composite Index) returned an average annual rate of 11.2%, Small Company Stocks (9th and 10th Deciles NYSE plus corresponding AMEX and OTC) at 12.4%, and Long Term Bonds (Salomon Brothers Long Term High-Grade Corporate Bond Index) at 5.8%. While past performance does not predict future returns, common sense suggests that the market cannot be expected to keep growing at current rates.

      These historical returns, while not approaching the returns of recent years, are still significant and confirm the appropriateness of our core investment philosophy for long-term investors: start investing early and stay invested through all market cycles. Of course, the asset allocation that you use for your portfolio can change to reflect changes in the market and in your own personal financial situation.

                                BLACKROCK FUNDS

      We also believe that with the Federal Reserve currently holding steady on interest rates, investors should not overlook the investment opportunity in the bond market, both taxable and tax free. We are pleased to report that during the period of this report we successfully launched a new fund, the BlackRock High Yield Bond Portfolio, designed for investors who want high current income from investing in securities that are rated less than investment grade.

      We are pleased with the growth of BlackRock Funds during the past six months. The addition of the BlackRock High Yield Bond Portfolio in November 1998 increased the number of BlackRock Funds to 36 investment portfolios. Additionally, we received record inflows into the fund family, which helped bring our total assets under management to approximately $25 billion as of March 31, 1999.

      Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
CERTIFICATES OF DEPOSIT--11.5%
DOMESTIC--4.1%
   First National Bank of Chicago
     4.86%              05/04/99              $ 50,000           $   50,000,000
     4.98%              06/07/99                25,000               25,001,304
     4.98%              01/06/00                50,000               49,992,598
   Wilmington Trust Co.
     5.83%              05/07/99                15,000               15,000,000
                                                                 --------------
                                                                    139,993,902
                                                                 --------------
YANKEE DOLLAR--7.4%
   Canadian Imperial Bank of Commerce
     5.12%              02/23/00                25,000               24,989,018
     5.18%              03/16/00                25,000               24,993,075
   Credit Agricole Indosuez SA
     5.75%              05/19/99                20,000               19,997,986
   National Westminster PLC
     5.74%              05/07/99                14,700               14,707,269
     4.98%              01/10/00                35,000               34,994,746
     5.28%              04/03/00                50,000               49,989,215
   Svenska Handelsbanken, Inc.
     5.18%              03/16/00                25,000               24,989,037
   Toronto Dominion
     5.00%              01/05/00                15,000               14,998,894
     5.10%              02/22/00                22,500               22,492,230
   Westpac Banking Corp.
     5.84%              04/29/99                25,000               24,999,358
                                                                 --------------
                                                                    257,150,828
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $397,144,730)                                               397,144,730
                                                                 --------------
COMMERCIAL PAPER--65.1%
AIRCRAFT ENGINES & ENGINE PARTS--3.6%
   Allied-Signal, Inc.
     4.82%              04/27/99                50,000               49,825,944
     4.85%              05/10/99                50,000               49,737,292
     4.92%              09/10/99                25,000               24,446,500
                                                                 --------------
                                                                    124,009,736
                                                                 --------------
ASSET BACKED SECURITIES--21.3%
   Barton Capital Corp.
     4.88%              04/05/99                15,250               15,241,731
     4.85%              04/06/99                50,000               49,966,319
     4.85%              04/14/99                49,908               49,820,592
     4.87%              04/22/99                35,645               35,543,738
   Dakota Certificates
     4.87%              04/05/99                25,000               24,986,472
     4.88%              04/09/99                50,000               49,945,778
     4.84%              05/03/99                50,000               49,784,889
     4.83%              05/21/99                25,000               24,832,292
   Delaware Funding Corp.
     4.87%              04/20/99                78,592               78,389,997
   Enterprise Funding Corp.
     4.87%              06/07/99                 6,585                6,525,316
   Preferred Receivables Funding Corp.
     4.83%              04/14/99                16,320               16,291,535
     4.84%              05/24/99                 9,000                8,935,870
   Receivables Capital Corp.
     4.82%              04/09/99                20,000               19,978,578
     4.86%              04/22/99                49,939               49,797,423
   Riverwoods Funding Corp.
     4.84%              04/09/99               100,000               99,892,444
   Triple A-1 Funding Corp.
     4.86%              04/22/99                33,514               33,418,988
     4.88%              04/28/99                50,662               50,476,577

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
COMMERCIAL PAPER (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
   Windmill Funding Corp.
     4.89%              04/01/99              $ 17,410           $   17,410,000
     4.87%              04/19/99                34,385               34,301,272
     4.87%              04/21/99                21,159               21,101,753
                                                                 --------------
                                                                    736,641,564
                                                                 --------------
BANKS--7.6%
   Abbey National North America
     4.82%              08/16/99                23,540               23,108,211
   Bank of America
     4.83%              07/27/99                25,000               24,607,562
   J.P. Morgan & Co.
     4.83%              09/27/99                24,400               23,814,014
   Spintab Swedmortgage AB
     5.06%              04/16/99                40,000               39,915,667
     4.84%              08/16/99                45,000               44,171,150
     4.92%              10/01/99                30,000               29,249,700
   Svenska Handelsbanken, Inc.
     4.80%              08/09/99                35,000               34,393,333
   Swedbank, Inc.
     4.85%              08/27/99                45,000               44,102,750
                                                                 --------------
                                                                    263,362,387
                                                                 --------------
COMMUNICATION EQUIPMENT--2.3%
   Alcatel Alsthom, Inc.
     4.90%              06/08/99                55,500               54,986,317
     4.87%              08/19/99                25,000               24,526,528
                                                                 --------------
                                                                     79,512,845
                                                                 --------------
CREDIT INSTITUTIONS--6.3%
   Countrywide Funding Corp.
     4.88%              04/14/99                60,000               59,894,267
     4.91%              04/16/99               100,000               99,795,417
     4.88%              04/30/99                10,000                9,960,689
   Heller Finance, Inc.
     4.92%              04/22/99                50,000               49,856,500
                                                                 --------------
                                                                    219,506,873
                                                                 --------------
INSURANCE--0.7%
   Prudential Funding Corp.
     4.76%              07/15/99                25,000               24,652,917
                                                                 --------------
MOTOR VEHICLES--4.7%
   Chrysler Corp.
     4.84%              05/19/99                75,000               74,516,000
   Daimler-Benz North America Corp.
     4.98%              05/04/99                15,000               14,931,525
     4.98%              05/14/99                25,000               24,851,292
     4.75%              07/14/99                50,000               49,313,889
                                                                 --------------
                                                                    163,612,706
                                                                 --------------
OIL & GAS--4.0%
   Repsol International
     4.88%              06/07/99                20,000               19,818,356
     4.91%              06/28/99                20,000               19,759,955
     4.87%              07/15/99                50,000               49,289,792
     4.75%              07/23/99                50,000               49,254,514
                                                                 --------------
                                                                    138,122,617
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
COMMERCIAL PAPER (CONTINUED)
PUBLISHING & PRINTING--4.6%
   Knight-Ridder, Inc.
     5.10%              04/14/99              $ 20,000           $   19,963,167
     5.20%              04/14/99                50,000               49,906,111
     4.85%              04/28/99                55,000               54,799,937
     5.00%              06/14/99                15,000               14,845,833
     4.78%              07/23/99                20,000               19,699,922
                                                                 --------------
                                                                    159,214,970
                                                                 --------------
RETAIL MERCHANDISING--2.6%
   Sears Roebuck Acceptance Corp.
     4.83%              04/14/99                75,000               74,869,187
   St. Michael Finance Ltd.
     4.82%              06/14/99                14,567               14,422,673
                                                                 --------------
                                                                     89,291,860
                                                                 --------------
SECURITY BROKERS & DEALERS--6.5%
   Merrill Lynch & Co., Inc.
     4.90%              05/24/99                50,000               49,639,306
   Morgan Stanley & Co.
     4.87%              04/13/99                50,000               49,918,833
     4.87%              04/22/99                25,000               24,928,979
     4.81%              05/14/99               100,000               99,425,472
                                                                 --------------
                                                                    223,912,590
                                                                 --------------

SERVICES - EQUIPMENT RENTAL & LEASING--0.9%
   HD Real Estate, Inc.
     4.83%              04/05/99                29,878               29,861,965
                                                                 --------------
TOTAL COMMERCIAL PAPER
   (Cost $2,251,703,030)                                          2,251,703,030
                                                                 --------------
TIME DEPOSITS--3.3%
   Bank of Montreal
     5.06%
  (Cost $115,000,000)   04/01/99               115,000              115,000,000
                                                                 --------------
GUARANTEED INVESTMENT CONTRACT--0.3%
   Peoples Security Life
     5.13%
  (Cost $10,000,000)    04/01/99                10,000               10,000,000
                                                                 --------------
VARIABLE RATE OBLIGATIONS--19.8%
ASSET BACKED SECURITIES--3.8%
   SMM Trust
     4.96%**            04/28/99                50,000               50,000,000
     5.10%**            06/15/99                80,000               80,000,000
                                                                 --------------
                                                                    130,000,000
                                                                 --------------
BANKS--4.6%
   NationsBank Corp.
     5.07%**            04/02/99                50,000               50,000,350
   Norwest Corp.
     4.95%**            06/21/99                60,000               59,997,284
   Royal Bank of Canada
     4.82%**            04/14/99                50,000               49,984,082
                                                                 --------------
                                                                    159,981,716
                                                                 --------------
CHEMICAL--0.7%
   Dow Chemical Co.
     4.90%**            06/15/99                25,000               24,991,156
                                                                 --------------

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
CREDIT INSTITUTIONS--7.8%
   American Honda Finance Corp.
     4.95%**            05/07/99              $ 35,000           $   35,000,000
     5.00%**            05/25/99                35,000               34,993,671
     4.98%**            06/14/99                40,000               40,000,000
     4.98%**            06/16/99                25,000               25,000,000
     4.97%**            06/18/99                35,000               34,996,633
   Beneficial Corp.
     5.21%**            05/04/99                19,500               19,499,849
   General Motors Acceptance Corp.
     4.96%**            04/08/99                40,000               39,968,171
     4.91%**            05/26/99                40,000               39,993,621
                                                                 --------------
                                                                    269,451,945
                                                                 --------------
GOVERNMENT--0.3%
   Province of Ontario
     5.00%**            05/17/99                10,000               10,001,736
                                                                 --------------
INSURANCE--1.4%
   General American Life
     5.14%**            04/01/99                50,000               50,000,000
                                                                 --------------
SECURITY BROKERS & DEALERS--1.2%
   Merrill Lynch & Co., Inc
     5.04%**            05/20/99                40,000               40,022,019
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $684,448,572)                                              684,448,572
                                                                 --------------
PAINE WEBBER LIQUID INSTITUTIONAL
   RESERVES MONEY MARKET FUND--0.2%
   Paine Webber Liquid Institutional
     Reserves Money Market Fund
   (Cost $5,457,779)                             5,458                5,457,779
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,463,754,111*)                       100.2%            3,463,754,111

LIABILITIES IN EXCESS
   OF OTHER ASSETS                               (0.2%)              (6,018,745)
                                                ------           --------------

NET ASSETS (Equivalent to $1.00
   per share based on  2,143,233,006
   Institutional shares, 806,883,567
   Service shares, 502,456,472
   Investor A shares, 3,964,555
   Investor B shares and 1,226,803
   Investor C shares outstanding)               100.0%           $3,457,735,366
                                                ======           ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A, INVESTOR B AND
   INVESTOR C SHARE
   ($3,457,735,366 (DIVIDE) 3,457,764,403)                                $1.00
                                                                          =====
---------------------
*  Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the next interest readjustment date.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
U.S. TREASURY OBLIGATIONS--36.1%
   U.S. Treasury Bills
     4.84%              04/15/99              $ 25,000           $   24,952,945
     4.81%              04/19/99               100,000               99,759,500
   U.S. Treasury Notes
     7.00%              04/15/99                 6,000                6,003,085
     6.38%              04/30/99                22,000               22,014,174
     6.38%              05/15/99                 5,000                5,004,465
     6.25%              05/31/99                28,000               28,028,918
     6.00%              06/30/99                 5,000                5,005,009
     6.75%              06/30/99                15,000               15,042,159
     5.88%              07/31/99                10,000               10,010,975
     5.88%              11/15/99                24,000               24,167,883
     5.63%              11/30/99                55,000               55,329,324
     7.75%              11/30/99                 5,000                5,100,140
     7.75%              01/31/00                28,500               29,193,422
     5.50%              02/29/00                15,000               15,083,085
     7.13%              02/29/00                13,000               13,268,405
     6.88%              03/31/00                10,000               10,178,504
     5.50%              04/15/00                 5,000                5,025,948
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $373,167,941)                                              373,167,941
                                                                 --------------
REPURCHASE AGREEMENTS--66.3%
   Barclay Investments
     4.90%              04/01/99                45,000               45,000,000
     (Agreement dated 03/31/99 to be
     repurchased at $45,006,125.
     Collateralized by $44,910,000 U.S.
     Treasury Notes 8.00% due 08/15/99.
     The value of the collateral is
     $45,989,474.)
   Bear Stearns
     4.95%              04/01/99                45,000               45,000,000
     (Agreement dated 03/31/99 to be
     repurchased at $45,006,188.
     Collateralized by $114,980,000 U.S.
     Treasury Strips 0.00% due 05/15/12
     to 11/15/20. The value of the
     collateral is $45,909,134.)
   Goldman Sachs & Co.
     4.90%              04/01/99                45,000               45,000,000
     (Agreement dated 03/31/99 to be
     repurchased at $45,006,125.
     Collateralized by $45,000,000 U.S.
     Treasury Bonds 12.50% due 08/15/14.
     The value of the collateral is
     $46,134,680.)
   Greenwich Capital Markets
     4.90%              04/01/99               150,000              150,000,000
     (Agreement dated 03/31/99 to be
     repurchased at $150,020,417.
     Collateralized by $16,985,000 U.S.
     Treasury Bonds 8.875% due 08/15/17
     to 02/15/19 and $314,653,000 U.S.
     Treasury Strips 0.00% due 05/15/99
     to 11/15/27. The value of the
     collateral is $153,005,979.)
   J.P. Morgan Securities
     4.88%              04/01/99                45,000               45,000,000
     (Agreement dated 03/31/99 to be
     repurchased at $45,006,094.
     Collateralized by $29,315,000 U.S.
     Treasury Bonds 11.25% due 02/15/15.
     The value of the collateral is
     $45,900,840.)

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
REPURCHASE AGREEMENTS (CONTINUED)
   Merrill Lynch
     4.75%              04/01/99              $ 45,000           $   45,000,000
     (Agreement dated 03/31/99 to be
     repurchased at $45,005,938.
     Collateralized by $33,296,000 U.S.
     Treasury Bonds 7.50% to 9.125% due
     05/15/18 to 11/15/24. The value of
     the collateral is $45,902,226.)
   Morgan Stanley & Co.
     5.08%              04/01/99               209,400              209,400,000
     (Agreement dated 03/31/99 to be
     repurchased at $209,429,520.
     Collateralized by $92,559,000 U.S.
     Treasury Strips 0.00% due 02/15/16
     to 08/15/25 and $181,133,000 U.S.
     Treasury Notes 5.50% to 7.50% due
     10/31/99 to 07/15/06. The value of
     the collateral is $213,865,228.)
   Warburg, Dillon, Reed
     4.75%              04/22/99               100,000              100,000,000
                                                                 --------------
     (Agreement dated 03/17/99 to be
     repurchased at $100,475,000.
     Collateralized by $322,547,000 U.S.
     Treasury Strips 0.00% due 11/15/15
     to 08/15/20. The value of the
     collateral is $102,000,168.)
TOTAL REPURCHASE AGREEMENTS
   (Cost $684,400,000)                                              684,400,000
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,057,567,941*)                       102.4%            1,057,567,941

LIABILITIES IN EXCESS
   OF OTHER ASSETS                               (2.4%)             (24,994,313)
                                                ------           --------------

NET ASSETS (Equivalent to $1.00 per
     share based on 381,436,919
     Institutional shares, 578,381,381
     Service shares, 72,719,654 Investor
     A shares and 54,743 Investor C
     shares outstanding)                        100.0%           $1,032,573,628
                                                ======           ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR
   C SHARE
   ($1,032,573,628 (DIVIDE) 1,032,592,697)                                $1.00
                                                                          =====
---------------------
*  Aggregate cost for Federal tax purposes.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS--99.4%
ARIZONA--1.1%
   Arizona State School District Certificates
     of Participation Series 1998A TAN
     4.10%              07/30/99              $  2,000           $    2,003,377
   Mojave County TECP (Citizen's
     Utilities Project) Series 1999 MB
     2.75%              05/10/99                 2,500                2,500,000
     3.20%              05/10/99                 1,000                1,000,000
                                                                 --------------
                                                                      5,503,377
                                                                 --------------
CALIFORNIA--21.5%
   California Economic Development
     Authority RB (California ISO Project)
     Series 1998 DN
     3.00%**            04/01/99                 3,700                3,700,000
   California Economic Development
     Financing Authority RB (Independent
     System Operator Corp. Project)
     Series 1998C DN
     3.25%**            04/01/99                 3,100                3,100,000
   California Health Facilities Authority RB
     (Sutter Health Project)
     Series 1996C DN
     2.95%**            04/01/99                 1,800                1,800,000
   California Pollution Control Financing
     Authority RB (Pacific Gas and
     Electric Co. Project) Series 1996C DN
     3.15%**            04/01/99                 1,400                1,400,000
   California Pollution Control Financing
     Authority RB (Pacific Gas and
     Electric Co. Project) Series 1996D DN
     3.15%**            04/07/99                 1,100                1,100,000
   California Pollution Control Financing
     Authority RB (Pacific Gas and
     Electric Co. Project) Series 1996E DN
     3.25%**            04/01/99                   400                  400,000
   California Statewide Community
     Development Authority RB
     Series 1998A-23 DN
     2.90%**            04/07/99                49,000               49,000,000
   Los Angeles Community Redevelopment
     Agency Multi-Family Housing RB
     (Promenade Towers Project)
     Series 1989 DN
     2.95%**            04/07/99                 3,200                3,200,000
   Los Angeles County GO
     Series 1998 TRAN
     4.50%              06/30/99                15,000               15,029,559
   Los Angeles Convention and Exhibit
     Center Authority RB Series 1998D DN
     2.90%**            04/07/99                 4,000                4,000,000
   M-S-R Public Power Agency RB
     (San Juan Project) Series 1997D DN
     2.70%**            04/01/99                17,300               17,300,000
   Oakland Partners RB (Capital
     Improvement Project) Series 1985 DN
     3.00%**            04/07/99                 7,700                7,700,000
   San Francisco Redevelopment Agency
     Refunding RB (South Beach Harbor
     Project) Series 1986 DN
     2.70%**            04/07/99                 1,000                1,000,000
                                                                 --------------
                                                                    108,729,559
                                                                 --------------

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
DELAWARE--1.3%
   Delaware Economic Development
     Authority RB (Normaco Income Project)
     Series 1984 DN
     3.30%**            04/07/99              $  6,600           $    6,600,000
                                                                 --------------
FLORIDA--7.6%
   Capital Projects Finance Authority RB
     (Florida Hospital Association -
     Capital Loan Program Project)
     Series 1998A DN
     3.05%**            04/07/99                 2,500                2,500,000
   Greater Orlando Airport Authority
     RB Series 1998 MB
     3.10%              05/20/99                 5,104                5,104,000
   Martin County PCRB (Florida Power
     and Light Co. Project) Series 1994 DN
     3.10%**            04/01/99                 2,900                2,900,000
   Miami-Dade County IDRB (Airbus
     Service Co. Project) Series 1998A DN
     3.20%**            04/07/99                 5,000                5,000,000
   Orange County IDRB (Lake Highland
     Preparatory School Project)
     Series 1998 DN
     3.10%**            04/07/99                10,700               10,700,000
   Putnam County Development Authority
     PCRB (Florida Power and Light Co.
     Project) Series 1994 DN
     3.10%**            04/01/99                 2,100                2,100,000
   Sunshine State Government Financing
     Authority RB Series 1999 TECP
     3.25%              06/11/99                 5,500                5,500,000
   Sunshine State Governmental Finance
     Commission RB Series 1986 MB
     2.90%              04/09/99                 5,000                5,000,000
                                                                 --------------
                                                                     38,804,000
                                                                 --------------
GEORGIA--3.6%
   Burke County Development Authority RB
     (Oglethorpe Power Corp.
     Project) Series 1996 MB
     3.45%              05/01/99                 5,000                5,000,000
   Forsyth County IDRB (American BOA,
     Inc. Project) Series 1995 DN
     3.20%**            04/07/99                 3,000                3,000,000
   Monroe County Development Authority
     PCRB (Oglethorpe Power Corp.
     Project) Series 1997 MB
     3.40%              05/27/99                 5,330                5,330,000
   Valdosta and Lowndes County Hospital
     Authority RB (South Georgia Medical
     Center Project) Series 1998 DN
     2.95%**            04/07/99                 4,900                4,900,000
                                                                 --------------
                                                                     18,230,000
                                                                 --------------
HAWAII--1.4%
   Hawaii State Department of Budget
     and Finance TECP Series 1999 MB
     3.25%              06/14/99                 7,000                7,000,000
                                                                 --------------
IDAHO--0.7%
   Idaho GO Series 1998 TAN
     4.50%              06/30/99                 3,750                3,758,030
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS--8.7%
   Chicago O'Hare International Airport
     System RB (Airport Improvement
     Project) Series 1996A MB
     4.70%              01/01/00              $  1,290           $    1,303,738
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A DN
     3.09%**            04/07/99                   800                  800,000
   Illinois Development Finance Authority
     IDRB (Webster-Wayne Shopping
     Center Project) Series 1995 DN
     3.00%**            04/07/99                 6,085                6,085,000
   Illinois Development Finance Authority
     RB (Illinois Power Co. Project)
     Series 1993 MB
     3.00%              08/26/99                 4,000                4,000,000
   Illinois Educational Facilities Authority
     RB (Cultural Pooled Financing
     Project) Series 1998 DN
     2.95%**            04/07/99                 5,000                5,000,000
   Illinois Health Facilities Authority
     RB (Children's Memorial Hospital
     Project) Series 1990 MB
     2.95%              06/25/99                 3,000                3,000,000
   Illinois Health Facilities Authority
     RB (Evanston Hospital Corp.
     Project) Series 1988 MB
     3.05%              02/15/00                 8,000                8,000,000
   Illinois Health Facilities Authority
     RB (Evanston Hospital Corp.
     Project) Series 1990A MB
     3.15%              08/02/99                 8,500                8,500,000
   Illinois Health Facilities Authority
     Revolving Fund Pooled Financing
     Program RB (The University of
     Chicago Project) Series 1994 MB
     2.95%              05/03/99                 4,800                4,800,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     3.43%**            04/07/99                 1,900                1,900,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project)
     Series 1995 DN
     3.43%**            04/07/99                   600                  600,000
                                                                 --------------
                                                                     43,988,738
                                                                 --------------
INDIANA--2.2%
   Indiana Development Finance Authority
     Refunding PCRB (Southern Indiana
     Gas and Electric Co. Project)
     Series 1998A MB
     3.00%              03/01/00                 5,000                5,000,000
   Marion Industrial Economic Development
     RB (The Synectic Partnership Project)
     Series 1997 DN
     3.00%**            04/07/99                 3,800                3,800,000
   Monroe County IDRB (Griner
     Engineering Project) Series 1997 DN
     3.25%**            04/07/99                 2,462                2,462,000
                                                                 --------------
                                                                     11,262,000
                                                                 --------------

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
KANSAS--0.4%
   Wyandotte County/Kansas City RB
     Series 1999C MB
     3.30%              02/01/00              $  2,222           $    2,222,843
                                                                 --------------
KENTUCKY--6.1%
   Kentucky Interlocal School Transportation
     Certificates of Participation RB
     Series 1998 TRAN
     3.90%              06/30/99                24,000               24,019,108
   Kentucky Housing Authority RB
     Series 1999C MB
     3.20%              07/01/99                 1,000                1,000,000
   Pulaski County Solid Waste Disposal
     RB (National Rural Utilities for East
     Kentucky Power Project)
     Series 1999B MB
     2.80%              08/15/99                 5,900                5,900,000
                                                                 --------------
                                                                     30,919,108
                                                                 --------------
LOUISIANA--4.9%
   Plaquemines Port Harbor and Terminal
     District Marine Terminal Facilities
     RB (Electro-Coal Transfer Project)
     Series 1985A MB
     3.05%              04/09/99                22,100               22,100,000
     3.00%              06/14/99                 3,000                3,000,000
                                                                 --------------
                                                                     25,100,000
                                                                 --------------
MARYLAND--6.3%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996D DN
     3.30%**            04/07/99                 6,235                6,235,000
   Baltimore County RB (Shade Tree
     Trace Project) Series 1996 DN
     3.30%**            04/07/99                 6,425                6,425,000
   Maryland Finance Authority IDRB
     (Baltimore International Culinary
     Project) Series 1994 DN
     3.15%**            04/07/99                 3,525                3,525,000
   Maryland Health and Higher
     Education Authority RB (Norwood
     School Project) Series 1998 DN
     3.14%**            04/07/99                10,505               10,505,000
   Maryland IDA Finance RB (Brass
     Mill Road Limited Partnership
     Facility Project) Series 1995 DN
     3.30%**            04/07/99                 3,105                3,105,000
   Maryland IDA Finance RB (Patapsco
     Associates LP Facility Project)
     Series 1995 DN
     3.30%**            04/07/99                 2,040                2,040,000
                                                                 --------------
                                                                     31,835,000
                                                                 --------------
MASSACHUSETTS--3.1%
   Massachusetts Health and Education
     Facilities Authority RB (Harvard
     University Project)
     Series 1996Q-1 DN
     2.85%**            04/07/99                 7,000                7,000,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET Portfolio (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
   Massachusetts Housing Finance
     Agency Multi-Family Development
     RB (Princeton Crossing Project)
     Series 1996A DN
     2.95%**            04/07/99              $  7,000           $    7,000,000
   Whiteman-Hanson Regional School
     District GO Series 1999 BAN
     3.50%              03/24/00                 1,850                1,855,239
                                                                 --------------
                                                                     15,855,239
                                                                 --------------
MISSOURI--1.7%
   Kansas City IDRB (Mid-America Health
     Services Project) Series 1984 DN
     3.20%**            04/07/99                 5,200                5,200,000
   Missouri Environmental Improvement
     and Energy Resource Authority RB
     (Kansas City Power and Light Co.
     Project) Series 1992 DN
     3.00%**            04/07/99                 3,600                3,600,000
                                                                 --------------
                                                                      8,800,000
                                                                 --------------
NEBRASKA--0.4%
   Nebraska Investment Finance Authority
     Multi-Family Loan RB (Apple Creek
     Associates Project) Series 1985A DN
     3.26%**            04/07/99                 1,900                1,900,000
                                                                 --------------
NEW JERSEY--1.6%
   Essex County Improvement Authority
     GO Series 1999 BAN
     3.50%              03/31/00                 3,000                3,010,142
   South Jersey Transportation Authority
     RB Series 1998 MB
     2.95%              11/03/99                 5,000                5,000,000
                                                                 --------------
                                                                      8,010,142
                                                                 --------------
NEW MEXICO--0.4%
   New Mexico GO Series 1998 TRAN
     3.75%              06/30/99                 2,000                2,003,743
                                                                 --------------
NEW YORK--0.5%
   New York City GO Series 1993B-2 DN
     3.40%**            04/01/99                 2,400                2,400,000
                                                                 --------------
NORTH CAROLINA--1.6%
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care System Project)
     Series 1996C DN
     2.90%**            04/07/99                 6,600                6,600,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1996 DN
     3.05%**            04/07/99                 1,200                1,200,000
   North Carolina Medical Care
     Commission Hospital RB (Moses
     Cone Health System Project)
     Series 1998 DN
     3.10%**            04/07/99                   500                  500,000
                                                                 --------------
                                                                      8,300,000
                                                                 --------------

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH DAKOTA--0.8%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     3.25%**            04/07/99              $  1,000           $    1,000,000
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities Project)
     Series 1995A MB
     2.90%              09/01/99                 2,900                2,900,000
                                                                 --------------
                                                                      3,900,000
                                                                 --------------
OHIO--2.8%
   Clinton County Hospital RB (Ohio
     Hospital Capital, Inc. Pooled
     Financing Project) Series 1998 DN
     3.10%**            04/07/99                 2,000                2,000,000
   Fairfield County Water System
     Improvement GO Series 1998 BAN
     4.45%              07/27/99                 1,175                1,177,723
   Montgomery County Limited Obligation
     RB (Society of St. Vincent de Paul
     Project) Series 1996 DN
     3.10%**            04/07/99                 1,800                1,800,000
   Newark GO Series 1999 BAN
     3.30%              09/10/99                 1,000                1,001,077
   Ohio Air Quality Development Authority
     RB Series 1985B DN
     3.30%**            04/01/99                 1,300                1,300,000
   Warren County Health Care Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN
     2.95%**            04/07/99                 4,000                4,000,000
   Youngstown IDRB (Portage Transformer
     Co. Project) Series 1996 DN
     3.25%**            04/01/99                 2,880                2,880,000
                                                                 --------------
                                                                     14,158,800
                                                                 --------------
OKLAHOMA--0.4%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Co.
     Project) Series 1995A DN
     3.15%**            04/07/99                 2,000                2,000,000
                                                                 --------------
OREGON--3.5%
   Oregon Health, Housing, Education,
     and Cultural Facility Authority RB
     (Peacehealth Project) Series 1998 DN
     3.05%**            04/07/99                15,000               15,000,000
   Portland Multi-Family Housing RB
     (Village of Lovejoy Fountain Project)
     Series 1997 DN
     3.05%**            04/07/99                 3,000                3,000,000
                                                                 --------------
                                                                     18,000,000
                                                                 --------------
PENNSYLVANIA--3.6%
   Pennsylvania Higher Education Facilities
     Authority RB (The University of
     Pennsylvania Health Services Project)
     Series 1998B DN
     3.20%**            04/07/99                10,695               10,695,000
   Schuylkill County IDA Resource
     Recovery RB (Northeastern
     Power Co. Project)
     Series 1997B DN
     3.25%**            04/01/99                 7,500                7,500,000
                                                                 --------------
                                                                     18,195,000
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET Portfolio (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
RHODE ISLAND--2.3%
   Rhode Island Housing and Mortgage
     Finance Corp. GO
     Series 1998B-24 MB
     3.15%              12/15/99              $  1,700             $  1,700,000
   Rhode Island State and Providence
     Plantations Trust Certificate GO
     Series 1998A DN
     3.16%**            04/01/99                10,000               10,000,000
                                                                   ------------
                                                                     11,700,000
                                                                   ------------
SOUTH CAROLINA--0.8%
   South Carolina Economic Development
     Authority RB (Catholic Diocese
     Project) Series 1998 DN
     3.05%**            04/07/99                 4,000                4,000,000
                                                                   ------------
TENNESSEE--2.9%
   Chattanooga IDRB (Southern Foundry
     Supply, Inc. Project) Series 1996 DN
     3.20%**            04/07/99                 1,300                1,300,000
   Metropolitan Government Nashville and
     Davidson County Health and
     Education Facilities Board RB
     (Meharry Medical College Project)
     Series 1998 DN
     3.00%**            04/07/99                 6,605                6,605,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1996 DN
     3.00%**            04/07/99                 1,000                1,000,000
   Morristown IDRB (Bos Automotive
     Products, Inc. Project)
     Series 1997 DN
     3.20%**            04/07/99                 2,000                2,000,000
   Tennessee State School Board Authority
     Higher Educational Facilities RB
     Series 1999 TECP
     3.15%              04/23/99                 3,600                3,600,000
                                                                   ------------
                                                                     14,505,000
                                                                   ------------
TEXAS--2.1%
   Comal County IDRB (Simpson Co.
     Project) Series 1996 DN
     3.25%**            04/07/99                 2,600                2,600,000
   Sabine River Authority PCRB
     (Texas Utilities Electric Co. Project)
     Series 1995C DN
     3.45%**            04/01/99                 3,100                3,100,000
   Texas go Series 1998 TRAN
     4.50%              08/31/99                 5,000                5,031,713
                                                                   ------------
                                                                     10,731,713
                                                                   ------------

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
UTAH--0.5%
   Utah GO Series 1993 MB
     4.40%              07/01/99              $  2,375             $  2,383,938
                                                                   ------------
VIRGINIA--2.0%
   Metropolitan Washington D.C. Airports
     Authority, Virginia Passenger Facility
     Flexible Term Notes Series 1999 TECP
     3.00%              04/20/99                 7,500                7,500,000
     2.80%              05/14/99                 2,500                2,500,000
                                                                   ------------
                                                                     10,000,000
                                                                   ------------
WASHINGTON--0.9%
   Grant County Industrial Development
     Corp. of Port District No. 1 RB
     (Dodson Road Orchards, LLC
     Project) Series 1998 DN
     3.05%**            04/07/99                 2,500                2,500,000
   Yakima County Public Corp. RB
     (Jeld-Wen Income Project)
     Series 1988 DN
     3.00%**            04/07/99                 1,940                1,940,000
                                                                   ------------
                                                                      4,440,000
                                                                   ------------
WISCONSIN--1.7%
   Wisconsin GO Series 1999 TECP
     2.60%              04/05/99                 8,744                8,744,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $503,980,230*)                          99.4%              503,980,230

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                 0.6%                3,015,902
                                                ------             ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 314,899,445
   Institutional shares, 183,935,454
   Service shares and 8,193,317 Investor
   A shares outstanding)                        100.0%             $506,996,132
                                                ======             ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($506,996,132 (DIVIDE) 507,028,216)                                    $1.00
                                                                          =====
---------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO


AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS--99.7%
NEW JERSEY--97.7%
   Bergen County General Improvement
     Notes GO Series 1998 MB
     4.00%              11/15/99              $  1,000           $    1,007,028
   Camden County Improvement Authority
     RB (Jewish Community Center
     Project) Series 1995 DN
     2.90%**            04/07/99                   850                  850,000
   Cedar Grove Township GO
     Series 1999 BAN
     3.50%              03/07/00                 1,000                1,003,606
   Clark Township GO Series 1999 BAN
     3.28%              01/05/00                 2,000                2,002,188
   Cranford Township GO Series 1999 BAN
     3.63%              01/18/00                 2,050                2,058,025
   East Windsor Regional School District
     GO (County of Mercer School
     Project) Series 1998 MB
     4.60%              07/15/99                   205                  205,545
   Essex County Public Improvement
     Authority RB (County Asset Sale
     Project) Series 1995 DN
     2.85%**            04/07/99                 5,000                5,000,000
   Fanwood GO Series 1999 BAN
     3.98%              01/05/00                   700                  704,036
   Gloucester County GO Series 1998 MB
     4.70%              06/01/99                 1,205                1,207,181
   Gloucester County Industrial Pollution
     Control Financing Authority Refunding
     RB (Mobil Oil Refining Co. Project)
     Series 1993 DN
     2.80%**            04/07/99                 2,810                2,810,000
   Haddonfield School District Unlimited
     GO Series 1998 MB
     4.00%              07/02/99                 1,450                1,451,232
   Hamilton Township General
     Improvement and Sewer Utility Bonds
     GO Series 1998 MB
     4.50%              05/01/99                   400                  400,239
   Harding Township GO Series 1998 BAN
     3.77%              07/09/99                 2,628                2,628,186
   Jackson Township GO Series 1998 BAN
     3.25%              12/14/99                 3,029                3,033,128
   Jefferson Township GO Series 1998 BAN
     3.25%              02/17/00                 1,000                1,002,567
   Jersey City Municipal Utilities Authority
     Water RB Series 1998 MB
     3.65%              03/23/00                 1,925                1,925,000
   Jersey City State Operated School
     District Certificates of Participation
     Series 1998 MB
     4.00%              06/01/99                 1,280                1,280,717
   Kinnelon GO Series 1999 BAN
     4.00%              01/14/00                   952                  957,823
     4.00%              02/04/00                   952                  958,635
   Little Ferry Unlimited GO
     Series 1998 BAN
     3.75%              08/06/9                  2,623                2,623,879
   Maplewood Township GO
     Series 1998 BAN
     3.50%              10/22/99                 2,253                2,257,122

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Mercer County Improvement Authority
     RB (Atlantic Financial & Johnson
     Project) Series 1998 DN
     2.95%**            04/07/99              $  3,000           $    3,000,000
   Mount Olive Township GO
     Series 1998 MB
     4.70%              08/15/99                   439                  440,750
   New Jersey Building Authority State
     RB Series 1994 MB
     4.40%              06/15/99                 1,000                1,002,663
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric & Gas Co. Project)
     Series 1995A DN
     2.80%**            04/07/99                 2,170                2,170,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     2.90%**            04/07/99                 1,000                1,000,000
   New Jersey Economic Development
     Authority RB (Chambers Cogen
     Project) Series 1991 MB
     2.90%              05/12/99                 3,700                3,700,000
   New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 DN
     2.95%**            04/07/99                 5,300                5,300,000
   New Jersey Economic Development
     Authority RB (Far Sighted
     Investment LLC Project)
     Series 1998A DN
     3.05%**            04/07/99                 1,180                1,180,000
   New Jersey Economic Development
     Authority RB (First Mortgage Cranes
     Mill Project) Series 1997 DN
     2.95%**            04/07/99                   600                  600,000
   New Jersey Economic Development
     Authority RB (Hamilton Industrial
     Development Project) Series 1998 DN
     2.85%**            04/07/99                 2,000                2,000,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 DN
     3.00%**            04/07/99                   590                  590,000
   New Jersey Economic Development
     Authority RB (Keystone Project)
     Series 1992 MB
     3.00%              04/30/99                 3,000                3,000,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     3.00%**            04/07/99                 1,285                1,285,000
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     3.10%**            04/07/99                 2,015                2,015,000
   New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 DN
     3.10%**            04/07/99                 3,000                3,000,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 DN
     3.05%**            04/07/99              $  1,000           $    1,000,000
   New Jersey Economic Development
     Authority RB (St. James Prep. and
     Social Service Project)
     Series 1998 DN
     2.90%**            04/07/99                 1,000                1,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     3.05%**            04/07/99                 1,000                1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 DN
     3.00%**            04/07/99                 1,500                1,500,000
   New Jersey Economic Development
     Authority RB (Winchester Gardens,
     Ward Homestead Project)
     Series 1995B DN
     2.85%**            04/07/9                  1,005                1,005,000
   New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997 DN
     3.05%**            04/07/99                 2,415                2,415,000
   New Jersey Economic Development
     Authority Refunding RB (New Jersey
     Natural Gas Co. Project)
     Series 1998C DN
     2.60%**            04/07/99                   700                  700,000
   New Jersey Economic Development
     Authority RB (Thermal Energy,
     LP Project) Series 1995 DN
     2.90%**            04/07/99                 6,000                6,000,000
   New Jersey Economic Development
     Authority Water Facilities RB
     (United Water New Jersey, Inc.
     Project) Series 1996A DN
     3.00%**            04/01/99                 2,200                2,200,000
   New Jersey Health Care Facilities
     Financial Authority RB (Centrastate
     Medical Center, Inc. Project)
     Series 1998 MB
     3.15%              07/01/99                   500                  500,000
   New Jersey Health Care Facilities
     Financing Authority Refunding RB
     (St. Barnabas Medical Center
     Project) Series 1998A MB
     4.25%              07/01/99                 1,395                1,397,189
   New Jersey Higher Education
     Assistance Authority Student Loan
     RB (New Jersey Class Loan Program
     Project) Series 1997B MB
     3.75%              06/01/99                 1,400                1,400,000
   New Jersey Housing and Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series 1997A DN
     3.06%**            04/07/99                 4,000                4,000,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Sports and Exposition
     Authority Municipal Trust Certificates
     Series 1998A DN
     3.06%**            04/07/99              $  4,875           $    4,875,000
   New Jersey Sports and Exposition
     Authority RB Series 1992C DN
     2.80%**            04/07/99                 8,300                8,300,000
   New Jersey State Education Facility
     Infrastructure RB Series 1998 DN
     2.90%**            04/01/99                 2,900                2,900,000
   New Jersey Transportation Trust Fund
     Authority Trust Receipts RB
     (Transportation System Project)
     Series 1996A DN
     2.90%**            04/07/99                 7,500                7,500,000
   New Jersey Turnpike Authority RB
     Series 1991D DN
     2.70%**            04/07/99                 5,300                5,300,000
   Ocean County College Capital
     Improvement GO Series 1998 MB
     4.05%              06/01/99                   200                  200,113
   Pequannock Township GO
     Series 1998 BAN
     3.25%              12/03/99                 1,000                1,001,304
   Point Pleasant General Improvement
     Unlimited GO Series 1998 MB
     4.35%              09/01/99                   235                  235,814
   Port Authority of New York and
     New Jersey RB Series 1991 MB
     2.95%              06/11/99                 2,000                2,000,000
   Port Authority of New York and
     New Jersey Versatile Structure
     Obligations RB Series 1995 DN
     3.20%**            04/07/99                   200                  200,000
   Port Authority of New York and
     New Jersey Versatile Structure
     Obligations RB Series 1995 MB
     2.85%              05/12/99                 4,535                4,535,000
   Port Authority of New York and
     New Jersey Versatile Structure
     Obligations RB Series 1996-4 DN
     3.20%**            04/01/99                   700                  700,000
   Salem County Pollution Control
     Financing Authority PCRB (Atlantic
     City Electric Co. Project)
     Series 1997A DN
     2.60%**            04/07/99                 1,200                1,200,000
   Salem County Pollution Control
     Financing Authority PCRB
     (Atlantic City Electric Co. Project)
     Series 1997B DN
     2.70%**            04/07/99                 1,000                1,000,000
   Salem County Pollution Control
     Financing Authority PCRB
     (E.I. DuPont de Nemours & Co.
     Project) Series 1982A DN
     3.00%**            04/07/99                 9,600                9,600,000
   Salem County Pollution Control
     Financing Authority PCRB (Public
     Service Electric and Gas Project)
     Series 1997 DN
     2.70%**            04/07/99                 1,500                1,500,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Sea Isle City Unlimited Tax GO
     Series 1998 MB
     4.00%              10/01/99                $  200             $    200,585
   Seaside Heights GO Series 1999 BAN
     3.60%              02/18/00                 1,964                1,973,772
   South Jersey Transportation Authority
     RB Series 1998 MB
     2.95%              11/03/99                 3,000                3,000,000
   Washington Township Municipal
     Utilities Authority Utility Systems RB
     Series 1999 MB
     3.85%              02/01/00                   200                  201,063
   West Orange GO Series 1998 BAN
     3.25%              11/16/99                 1,650                1,652,813
                                                                   ------------
                                                                    147,842,203
                                                                   ------------
GUAM--1.7%
   Guam Power Authority RB
     Series 1998 TECP
     2.75%              05/13/99                 2,500                2,500,000
                                                                   ------------
PUERTO RICO--0.3%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     2.75%**            04/07/99                   400                  400,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $150,742,203*)                          99.7%              150,742,203

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                 0.3%                  508,037
                                                ------             ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 83,085,806
   Institutional shares, 34,968,281
   Service shares, 33,209,055 Investor A
   shares and 52 Investor B shares
   outstanding)                                 100.0%             $151,250,240
                                                ======             ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($151,250,240 (DIVIDE) 151,263,194)                                    $1.00
                                                                          =====
---------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS--99.7%
NORTH CAROLINA--99.7%
   Asheville Certificates of Participation
     Series 1993A DN
     2.95%**            04/07/99              $    800           $      800,000
   Buncombe County GO Series 1997 DN
     3.10%**            04/07/99                 6,000                6,000,000
   Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority PCRB (Lustar Dyeing, Inc.
     Project) Series 1998 DN
     3.20%**            04/07/99                 2,880                2,880,000
   Catawba County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (WSMP, Inc. Project)
     Series 1992 DN
     3.10%**            04/07/99                   400                  400,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     2.90%**            04/07/99                 4,315                4,315,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996B DN
     3.00%**            04/07/99                 2,250                2,250,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996C DN
     2.90%**            04/07/99                 1,600                1,600,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996D DN
     3.05%**            04/07/99                 1,000                1,000,000
   Charlotte GO Series 1989 MB
     6.75%              06/01/99                 1,500                1,524,143
   Cumberland County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (BG Properties,
     LLC Project) Series 1998 DN
     3.25%**            04/07/99                 1,450                1,450,000
   Dare County GO Series 1990 MB
     6.90%              03/01/00                   500                  526,229
   Durham GO Series 1993 DN
     3.05%**            04/07/99                 4,335                4,335,000
   Gaston County Industrial Facilities and
     Pollution Control Financing Authority
     PCRB (Gold Medal Homes Project)
     Series 1996 DN
     3.10%**            04/07/99                 1,555                1,555,000
   Gaston County Recreational Facilities
     RB (Gaston County Family Young
     Men's Christian Association Project)
     Series 1998 DN
     3.00%**            04/07/99                 2,500                2,500,000
   Gates County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Coxe-Lewis Corp. Project)
     Series 1999 DN
     3.15%**            04/07/99                 2,200                2,200,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co.,
     Inc. Project) Series 1989 DN
     3.10%**            04/07/99                 1,100                1,100,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     3.10%**            04/07/99              $  2,000           $    2,000,000
   Greensboro Certificates of Participation
     (Equipment Project) Series 1994 DN
     3.10%**            04/07/99                 1,600                1,600,000
   Greensboro Certificates of Participation
     (Greensboro Coliseum Complex
     Improvement Project)
     Series 1995A DN
     2.95%**            04/07/99                 2,000                2,000,000
   Greensboro GO Public Improvement
     Bonds Series 1998 DN
     2.95%**            04/07/99                 2,560                2,560,000
   Guilford County GO Series 1989 MB
     6.80%              06/01/99                 1,000                1,020,031
   Guilford County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (U.S. Label Corp.
     Project) Series 1995 DN
     3.10%**            04/07/99                 2,500                2,500,000
   Guilford County Industrial Facilities
     and Pollution Control Financing
     Authority PCRB (L&E Packaging, Inc.
     Project) Series 1996 DN
     3.10%**            04/07/99                 1,550                1,550,000
   Haywood Regional Medical Center
     RB Series 1997 DN
     3.00%**            04/07/99                 1,800                1,800,000
   Henderson County GO Series 1998 MB
     3.25%              06/01/99                   560                  560,223
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.00%**            04/07/99                 1,700                1,700,000
   Lincoln County GO Series 1999 MB
     3.50%              06/01/99                   285                  285,227
   Mecklenberg County GO
     Series 1989 MB
     6.60%              04/01/99                   680                  683,400
   Mecklenburg County GO
     Series 1996B DN
     2.90%**            04/01/99                 2,100                2,100,000
   Mecklenburg County GO
     Series 1996C DN
     2.90%**            04/01/99                   200                  200,000
   Mecklenburg County GO
     Series 1998C DN
     3.00%**            04/07/99                 5,000                5,000,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Aplix, Inc. Project)
     Series 1996 DN
     3.10%**            04/07/99                 3,100                3,100,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 DN
     3.00%**            04/07/99                 1,500                1,500,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     3.10%**            04/07/99              $  2,950           $    2,950,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Piedmont Plastics
     Project) Series 1997 DN
     3.25%**            04/07/99                 4,700                4,700,000
   Moore County Public Improvement
     Bond GO Series 1998 MB
     4.40%              06/01/99                   600                  600,680
   New Hanover County Industrial
     Facilities IDRB (Interroll Corp.
     Project) Series 1989 DN
     3.10%**            04/01/99                   995                  995,000
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB (Harvey Fertilizer & Gas Co.
     Project) Series 1995 DN
     3.10%**            04/07/99                 1,640                1,640,000
   North Carolina Eastern Municipal
     Power Agency Power System
     RB Series 1988B TECP
     2.85%              04/01/99                 2,000                2,000,000
     2.95%              06/09/99                 7,000                7,000,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1999 TECP
     3.05%              05/04/99                 3,000                3,000,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1999A MB
     4.25%              01/01/00                15,135               15,274,494
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     2.95%**            04/07/99                   200                  200,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1992A DN
     2.95%**            04/07/99                 4,600                4,600,000
   North Carolina Educational Facilities
     Finance Agency RB (Gardner-Webb
     University Project) Series 1997 DN
     3.00%**            04/07/99                 2,400                2,400,000
   North Carolina Educational Facilities
     Finance Agency RB (Greensboro
     College Project) Series 1997 DN
     2.90%**            04/07/99                   500                  500,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.05%**            04/07/99                 3,400                3,400,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     3.05%**            04/07/99                 1,000                1,000,000
   North Carolina GO Series 1992A MB
     6.10%              03/01/00                 1,975                2,029,971

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Highway GO
     Series 1997A MB
     4.50%              05/01/99              $  6,000           $    6,004,317
   North Carolina Medical Care
     Commission Health Care Facility RB
     (Lutheran Services for the Aging
     Project) Series 1998 DN
     3.05%**            04/07/99                 4,000                4,000,000
   North Carolina Medical Care
     Commission Health Care Facility RB
     (Methodist Home Project) 1988 DN
     3.60%**            04/07/99                 2,070                2,070,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1996 DN
     3.05%**            04/07/99                   400                  400,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985D DN
     2.95%**            04/07/99                 1,000                1,000,000
   North Carolina Medical Care
     Commission Hospital RB (Lincoln
     Health System Project)
     Series 1996A DN
     3.00%**            04/07/99                 4,500                4,500,000
   North Carolina Medical Care
     Commission Hospital RB
     (Moses Cone Health System
     Project) Series 1998 DN
     3.10%**            04/07/99                 6,200                6,200,000
   North Carolina Medical Care
     Commission Hospital RB (Park Ridge
     Hospital Project) Series 1988 DN
     3.00%**            04/07/99                 3,700                3,700,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     2.95%**            04/07/99                   900                  900,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Financing Project) Series 1994 DN
     3.00%**            04/07/99                 2,300                2,300,000
   North Carolina Medical Care
     Commission RB (Angel Medical
     Center, Inc. Project) Series 1997 DN
     3.00%**            04/07/99                 2,900                2,900,000
   North Carolina Medical Care
     Commission RB (Lutheran Retirement
     Project) Series 1999 DN
     3.00%**            04/07/99                 3,000                3,000,000
   North Carolina Municipal Power
     Agency RB (Catawba Project)
     Series 1999A TECP
     2.85%              04/12/99                 1,000                1,000,000
     2.75%              05/03/99                 2,300                2,300,000
     2.75%              05/04/99                 4,600                4,600,000
     3.10%              05/12/99                 2,415                2,415,000
     2.85%              05/18/99                 4,000                4,000,000
     7.00%              01/01/00                 3,435                3,600,045

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Person County Industrial Facilities
     and Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1992A DN
     3.10%**            04/07/99              $  1,200             $  1,200,000
   Pitt County RB (Pitt County Memorial
     Hospital Project) Series 1995 MB
     4.20%              12/01/99                   725                  730,495
   Raleigh GO Series 1996 MB
     5.10%              06/01/99                 1,000                1,003,453
   Raleigh-Durham Airport Authority
     Special Facility Refunding RB
     (American Airlines, Inc. Project)
     Series 1995A DN
     3.20%**            04/01/99                 1,400                1,400,000
   Randolph County Industrial Facilities
     and Pollution Control Finance
     Authority PCRB (Jowat Corp. Project)
     Series 1999 DN
     3.10%**            04/01/99                 3,000                3,000,000
   Rockingham  County  Industrial
     Facilities and Pollution
     Control Finance Authority
     (Medibeg USA, Inc.
     Project) Series 1997 DN
     3.10%**            04/07/99                 3,000                3,000,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance
     Authority PCRB (Whiteridge, Inc.
     Project) Series 1998 DN
     3.25%**            04/07/99                 1,400                1,400,000
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority PCRB (Thieman Metal
     Technologies, LLC Project)
     Series 1998 DN
     3.25%**            04/07/99                 3,000                3,000,000
   Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) Series 1997 DN
     3.20%**            04/07/99                 1,800                1,800,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     3.20%**            04/07/99                 1,750                1,750,000
   University of North Carolina RB
     (Chapel Parking System Board of
     Governors of the UNC Project)
     Series 1997C DN
     2.90%**            04/07/99                 1,000                1,000,000
   University of North Carolina System
     Pool RB Series 1998B MB
     3.25%              10/01/99                 2,420                2,422,348
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     PCRB (Carolina Power & Light Co.
     Project) Series 1985A DN
     3.05%**            04/07/99                 1,480                1,480,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     PCRB (Carolina Power & Light Co.
     Project) Series 1985B DN
     2.95%**            04/07/99                 5,300                5,300,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding PCRB (Carolina Power &
     Light Co. Project) Series 1990A TECP
     2.60%              04/07/99              $  6,300             $  6,300,000
     3.15%              04/07/99                 6,500                6,500,000
   Warren County Industrial Facilities and
     Pollution Control Financing Authority
     PCRB (Glen Raven Mills, Inc. Project)
     Series 1997 DN
     3.10%**            04/07/99                 1,500                1,500,000
   Washington County Industrial Facilities
     Pollution Control Financing Authority
     PCRB (Mackeys Ferry Sawmill, Inc.
     Project) Series 1997 DN
     3.10%**            04/07/99                 1,400                1,400,000
   Wilkes County Industrial Facilities and
     Pollution Control Financing Authority
     PCRB (Schas Circular Industries, Inc.
     Project) Series 1997A DN
     3.20%**            04/07/99                 6,325                6,325,000
   Wilson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (North Carolina Chip Co.
     Project) Series 1989 DN
     3.10%**            04/07/99                   200                  200,000
   Winston-Salem Certificates of
     Participation RB (Risk Acceptance
     Management Corp. Project)
     Series 1988 DN
     3.05%**            04/07/99                   445                  445,000
                                                                   ------------
                                                                    222,930,056
                                                                   ------------
PUERTO RICO--0.0%
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority PCRB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     2.90%**            04/07/99                   145                  145,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $223,075,056*)                          99.7%              223,075,056

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                 0.3%                  590,945
                                                ------             ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 219,439,776
   Institutional shares, 3,826,989
   Service shares and 397,607 Investor A
   shares outstanding)                          100.0%             $223,666,001
                                                ======             ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($223,666,001 (DIVIDE) 223,664,372)                                    $1.00
                                                                          =====
---------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS--99.6%
OHIO--99.6%
   Allen County GO Series 1998 BAN
     4.05%              04/13/99              $  1,000           $    1,000,095
   Bellbrook GO Series 1998 BAN
     3.55%              10/21/99                 1,800                1,801,927
   Brecksville GO Series 1998 BAN
     3.40%              12/15/99                   490                  490,522
   Butler County GO Series 1998 BAN
     3.55%              10/21/99                 1,000                1,002,153
   Clermont County Health Facilities
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.00%**            04/07/99                 5,000                5,000,000
   Cleveland Airport System RB
     Series 1997D DN
     3.00%**            04/07/99                 3,000                3,000,000
   Clinton County Hospital RB (Ohio
     Hospital Capital, Inc. Pooled
     Financing Project) Series 1998 DN
     3.10%**            04/01/99                 2,100                2,100,000
   Columbus GO Series 1998C MB
     4.55%              08/15/99                 1,000                1,006,082
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation
     Project) Series 1997A DN
     3.00%**            04/01/99                 1,300                1,300,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1998A DN
     3.00%**            04/07/99                   700                  700,000
   Cuyahoga County Hospital Refunding
     RB (Metrohealth Systems Project)
     Series 1997 MB
     5.00%              02/15/00                 1,000                1,016,613
   Cuyahoga County IDRB (Actron
     Manufacturing Project)
     Series 1998 DN
     3.25%**            04/01/99                 1,410                1,410,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 DN
     3.10%**            04/01/99                 3,555                3,555,000
   Cuyahoga County IDRB (Pleasant Lake
     Associates Project) Series 1995 DN
     3.00%**            04/07/99                   875                  875,000
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN
     3.10%**            04/07/99                   935                  935,000
   East Palestine GO Series 1998 BAN
     3.75%              07/30/99                 2,000                2,000,000
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     3.20%**            04/07/99                 1,160                1,160,000
   Franklin County Hospital Refunding RB
     (U.S. Health Corp. of Columbus
     Project) Series 1996A DN
     3.05%**            04/07/99                   450                  450,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     3.05%**            04/07/99                   900                  900,000
   Gates Mills Village GO Series 1998 BAN
     3.90%              06/15/99                 1,000                1,000,316
   Greene County Economic Development
     RB  (Ashford Center Project)
     Series 1995 DN
     3.15%**            04/07/99                 1,895                1,895,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     3.10%**            04/07/99              $    985           $      985,000
   Greene County IDRB (Antioch
     Publishing Co. Project)
     Series 1996 DN
     3.25%**            04/07/99                 1,800                1,800,000
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project)
     Series 1997 DN
     3.12%**            04/01/99                 4,050                4,050,000
   Hilliard GO Series 1998A BAN
     4.05%              04/08/99                   750                  750,055
   Hilliard GO Series 1998B BAN
     3.85%              09/09/99                 1,100                1,101,401
   Lakewood GO Series 1999 BAN
     3.25%              03/10/00                 2,870                2,877,850
   Lebanon GO Series 1998 BAN
     3.91%              09/02/99                 1,150                1,151,216
   Lebanon GO Series 1999 BAN
     3.23%              09/02/99                 1,000                1,001,163
   Lucas County Health Facilities Authority
     RB (Lutheran Homes Society Project)
     Series 1996 DN
     3.00%**            04/07/99                 3,990                3,990,000
   Marysville GO Series 1998 BAN
     3.91%              04/15/99                 1,000                1,000,097
   Medina County Housing RB (The Oaks
     At Medina Project) Series 1997B DN
     3.10%**            04/07/99                 1,000                1,000,000
   Middleburg Heights GO
     Series 1998 BAN
     3.95%              08/12/99                 2,800                2,802,459
   Montgomery County Health Care
     Facilities RB Series 1998 DN
     3.15%**            04/12/99                 3,700                3,700,000
   North Olmsted GO Series 1998-2 BAN
     3.95%              09/23/99                 2,675                2,678,087
   Oakwood GO Series 1998 BAN
     3.50%              12/29/99                 1,858                1,860,672
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd.
     Partnership Project)
     Series 1994B DN
     3.00%**            04/07/99                 2,400                2,400,000
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd.
     Partnership Project)
     Series 1995B DN
     3.00%**            04/07/99                 3,000                3,000,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co.
     Project) Series 1997 DN
     3.00%**            04/07/99                   900                  900,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     3.30%**            04/07/99                 7,000                7,000,000
   Ohio Air Quality Development Authority
     PCRB (Timken Co. Project)
     Series 1992 DN
     3.05%**            04/07/99                 1,600                1,600,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Environmental Improvement RB
     (U.S. Steel Corp. Project)
     Series 1986 DN
     2.85%**            04/07/99              $  1,300           $    1,300,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project)
     Series 1985 MB
     3.60%              05/01/99                   645                  645,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (The Club
     at Spring Valley Apartments Project)
     Series 1996A DN
     3.05%**            04/07/99                 4,500                4,500,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     3.25%**            04/01/99                 1,260                1,260,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     3.15%**            04/07/99                 1,840                1,840,000
   Ohio State Building Authority RB
     (Juvenile Correctional Facilities
     Improvement Project)
     Series 1999A MB
     3.50%              10/01/99                 1,675                1,679,114
   Ohio State Building Authority RB
     (Juvenile Correctional Facilities
     Improvement Project)
     Series 1999B MB
     3.50%              04/01/99                 1,300                1,300,000
     3.50%              10/01/99                   345                  345,847
   Ohio State Building Authority RB (State
     Facilities-Adult Correctional Project)
     Series 1996A MB
     5.00%              04/01/99                 2,000                2,000,000
   Ohio State Higher Education Facility RB
     Series 1990A MB
     6.70%              05/01/99                   500                  501,414
   Ohio State Higher Education Facility
     Commission RB (Oberlin College
     Project) Series 1985 DN
     2.95%**            04/07/99                   900                  900,000
   Ohio State Liquor Profits RB
     Series 1998 MB
     6.85%              03/01/00                 1,000                1,034,919
   Ohio State Public Facilities Commission
     Higher Education Facilities RB
     Series 1989A MB
     7.25%              05/01/99                   250                  261,302
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel &
     Wire Corp. Project) Series 1995 DN
     3.15%**            04/07/99                 8,100                8,100,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.05%**            04/07/99                 1,800                1,800,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Olentangy Local School District GO
     Series 1997 MB
     4.15%              12/01/99              $    500           $      503,095
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     3.25%**            04/07/99                 1,110                1,110,000
   Portage County IDRB (Lovejoy
     Industries Project) Series 1994 DN
     3.30%**            04/07/99                 1,325                1,325,000
   Sandusky County IDRB (Brighton
     Manor Co. Project) Series 1986 DN
     3.20%**            04/07/99                 1,500                1,500,000
   Shaker Heights GO Series 1999 BAN
     3.20%              09/08/99                 1,000                1,000,853
   Springboro GO Series 1998 BAN
     3.40%              01/27/00                 1,200                1,202,391
   Strongsville GO Series 1998 BAN
     3.40%              11/04/99                   775                  776,115
   Strongsville IDRB (Web Plastics
     Co. Project) Series 1997 DN
     3.25%**            04/07/99                 1,045                1,045,000
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 DN
     3.25%**            04/07/99                   470                  470,000
   Summit County IDRB (Forest
     Manufacturing Project)
     Series 1994 DN
     3.20%**            04/01/99                   300                  300,000
   Summit County IDRB (JRB Co.,
     Inc. Project) Series 1997 DN
     3.25%**            04/01/99                 3,300                3,300,000
   Toledo Services Special Assessment
     Notes Series 1997 DN
     3.05%**            04/07/99                 2,900                2,900,000
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands,
     Inc. Project) Series 1993 DN
     3.35%**            04/01/99                   940                  940,000
   Trumbull County Health Care Facilities
     RB Series 1998 DN
     3.15%**            04/01/99                 1,800                1,800,000
   Washington County GO
     Series 1999 BAN
     3.25%              11/18/99                 1,550                1,552,886
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     3.15%**            04/07/99                 1,845                1,845,000
   Westlake GO Series 1999 BAN
     3.15%              12/01/99                   470                  470,000
   Youngstown IDRB (Portage Transformer
     Co. Project) Series 1996 DN
     3.25%**            04/01/99                   890                  890,000
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                                       Value
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $128,643,644*)                          99.6%             $128,643,644

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                 0.4%                  531,062
                                                ------             ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 52,333,413
   Institutional shares, 40,887,199
   Service shares and 35,982,982
   Investor A shares outstanding)               100.0%             $129,174,706
                                                ======             ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A  SHARE
   ($129,174,706 (DIVIDE) 129,203,594)                                    $1.00
                                                                          =====
---------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS--99.9%
PENNSYLVANIA--99.2%
   Allegheny County Higher Education
     Building Authority RB (University
     of Pittsburgh Project)
     Series 1985C DN
     2.90%**            04/07/99              $  1,790           $    1,790,000
   Allegheny County IDRB
     (United Mobile Video Project)
     Series 1997 DN
     3.15%**            04/01/99                 4,000                4,000,000
   Allegheny County IDRB (USX Corp.
     Project) Series 1998 DN
     2.95%**            04/07/99                 2,000                2,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1990A MB
     2.90%              04/15/99                15,000               15,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1992A MB
     2.90%              04/15/99                 8,000                8,000,000
   Allentown Sewer Improvement
     Refunding RB Series 1998 MB
     3.60%              07/15/99                   605                  605,000
   Beaver County IDRB (Duquesne
     Light Co. Project) Series 1990C MB
     2.85%              04/15/99                 1,000                1,000,000
   Beaver County IDRB (Duquesne
     Light Co. Project)
     Series 1990C TECP
     2.70%              04/15/99                 1,100                1,100,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.05%**            04/07/99                 4,200                4,200,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1990A DN
     2.95%**            04/07/99                 4,100                4,100,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1990A MB
     2.75%              04/15/99                16,400               16,400,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Mansfield
     Project) Series 1990B DN
     2.95%**            04/07/99                 1,100                1,100,000
   Beaver County IDA Refunding PCRB
     (Toledo Edison Project)
     Series 1992E TECP
     3.05%              05/15/99                10,000               10,000,000
   Bedford County IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     3.00%**            04/07/99                 7,000                7,000,000
   Berks County IDRB (Citizens
     Utilities Co. Project) Series 1998 MB
     2.75%              05/12/99                 4,200                4,200,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project) Series 1995 DN
     3.20%**            04/07/99                 2,560                2,560,000
   Berks County IDRB (Beacon
     Container Corp. Project)
     Series 1997A DN
     3.25%**            04/07/99                 2,390                2,390,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Berks County IDRB (Berks Products
     Project) Series 1996 DN
     3.25%**            04/07/99              $  2,355           $    2,355,000
   Berks County IDRB (Hub Fabricating
     Project) Series 1996 DN
     3.20%**            04/07/99                 4,865                4,865,000
   Berks County IDRB (Richard J. Caron
     Foundation Project) Series 1996 DN
     3.10%**            04/07/99                 1,500                1,500,000
   Bethel Park GO Series 1999 TRAN
     3.43%              12/31/99                 2,000                2,002,610
   Bucks County IDRB (LTL Color
     Compounders Project)
     Series 1999B DN
     3.15%**            04/07/99                 4,505                4,505,000
   Bucks County IDA Environmental
     Improvement Refunding RB
     (USX Corp. Project) Series 1995 MB
     3.00%              06/01/99                 6,440                6,440,000
   Bucks County IDRB (SHV Real
     Estate, Inc. Project) Series 1985 DN
     3.05%**            04/07/99                 2,200                2,200,000
   Bucks County IDA Refunding RB
     (Sundstrand Corp. Project)
     Series 1991 DN
     3.05%**            04/07/99                 1,505                1,505,000
   Buffalo Township Municipal Authority
     Sewer RB Series 1998 RAN
     4.00%              08/19/99                 2,265                2,265,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1998 DN
     3.10%**            04/07/99                33,195               33,195,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990 MB
     2.95%              04/09/99                 2,550                2,550,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990A MB
     3.10%              08/11/99                19,580               19,580,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1998 MB
     2.80%              05/14/99                 8,355                8,355,000
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     3.20%**            04/07/99                   605                  605,000
   Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project)
     Series 1998 DN
     3.20%**            04/07/99                 2,200                2,200,000
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     3.10%**            04/07/99                 6,000                6,000,000
   Dallastown Area School District GO
     Series 1998 DN
     3.09%**            04/07/99                10,000               10,000,000
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997 DN
     3.10%**            04/07/99                19,700               19,700,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997A DN
     3.10%**            04/07/99              $  7,200           $    7,200,000
   Dauphin County General Authority RB
     (Education & Health Loan Program)
     Series 1997 DN
     3.09%**            04/07/99                14,100               14,100,000
   Delaware County IDA Environmental
     Improvement Refunding RB (Sunoco,
     Inc. Project) Series 1998 DN
     3.00%**            04/07/99                 7,000                7,000,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1993A DN
     3.05%**            04/07/99                 2,400                2,400,000
   Delaware County IDA Resource
     Recovery Facilities Refunding RB
     (General Electric Capital Corp.
     Project) Series 1997G DN
     2.95%**            04/07/99                 2,300                2,300,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.00%**            04/07/99                   600                  600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     3.00%**            04/07/99                 2,000                2,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.00%**            04/07/99                 1,900                1,900,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.00%**            04/07/99                 3,600                3,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     3.00%**            04/07/99                 1,595                1,595,000
   Delaware River Port Authority of
     Pennsylvania and New Jersey
     Refunding Municipal Trust
     Certificates Series 1998-12A DN
     3.11%**            04/07/99                14,850               14,850,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985A DN
     2.95%**            04/07/99                 1,300                1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     2.95%**            04/07/99                 3,000                3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985C DN
     2.95%**            04/07/99                 1,300                1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985D DN
     2.95%**            04/07/99                 3,100                3,100,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     3.10%**            04/07/99              $  3,000           $    3,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-10 DN
     3.00%**            04/07/99                 1,000                1,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-12 DN
     3.00%**            04/07/99                   800                  800,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-9 DN
     3.00%**            04/07/99                 1,300                1,300,000
   Emmaus General Authority RB Pooled
     Loan Series 1996 DN
     3.05%**            04/07/99                 4,500                4,500,000
   Erie County IDRB (American Turned
     Products Project) Series 1997 DN
     3.10%**            04/07/99                 1,980                1,980,000
   Erie County IDRB (Reed
     Manufacturing Project)
     Series 1997 DN
     3.25%**            04/07/99                 1,500                1,500,000
   Geisinger Health System Authority RB
     (Penn State Health Systems Project)
     Series 1998B DN
     3.05%**            04/01/99                18,500               18,500,000
   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     3.00%**            04/07/99                 2,310                2,310,000
   Lawrence County IDRB (L & N
     Metallurgical Products Project)
     Series 1996 DN
     3.40%**            04/07/99                 3,600                3,600,000
   Lehigh County General Purpose
     Authority RB (Phoebe-Devitt Homes
     Project) Series 1998B DN
     3.05%**            04/07/99                 3,000                3,000,000
   Lehigh County General Purpose RB
     (Lehigh Valley Hospital Project)
     Series 1997A DN
     3.00%**            04/01/99                 3,100                3,100,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.00%**            04/07/99                   800                  800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.05%**            04/07/99                 1,300                1,300,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     2.90%**            04/07/99                 1,570                1,570,000
   Lehigh County Water Authority RB
     Series 1984 DN
     2.90%**            04/07/99                 4,545                4,545,000
   Littlestown IDA Refunding RB (Hanover
     House Industries Project)
     Series 1987 DN
     3.30%**            04/07/99                 8,000                8,000,000
   Luzerne County IDRB (Nardone
     Brothers Baking Project)
     Series 1999 DN
     3.15%**            04/07/99                 7,535                7,535,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998A DN
     3.15%**            04/07/99              $  1,905           $    1,905,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998C DN
     3.15%**            04/07/99                 1,000                1,000,000
   Mercersburg Borough General Purpose
     Authority RB (Mercersburg College
     Project) Series 1997 DN
     3.10%**            04/07/99                 9,500                9,500,000
   Montgomery County GO
     Series 1996 DN
     3.05%**            04/07/99                   800                  800,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     3.25%**            04/07/99                   700                  700,000
   Montgomery County IDRB (Apple
     Fresh Foods Ltd. Project)
     Series 1996 DN
     3.20%**            04/07/99                   935                  935,000
   Nazareth Borough Municipal Authority
     Sewer RB Series 1998 MB
     3.60%              09/15/99                   550                  550,000
   Neshaminy School District GO
     Series 1998 TRAN
     3.94%              06/30/99                 4,833                4,834,101
   Northampton County Higher Education
     Authority RB (Lehigh University
     Project) Series 1993B MB
     4.75%              07/01/99                 1,000                1,004,319
   Northampton County IDRB
     (Citizens Utilities Co. Project)
     Series 1991 MB
     2.75%              05/12/99                 2,000                2,000,000
     2.80%              05/12/99                 2,000                2,000,000
   Northampton County IDRB
     (Citizens Utilities Co. Project)
     Series 1996 DN
     3.10%**            04/07/99                 8,375                8,375,000
   Northampton IDRB (Accu Machining
     Center, Inc. Project)
     Series 1998B DN
     3.20%**            04/07/99                 2,290                2,290,000
   Northampton IDRB (Accu Machining
     Center, Inc. Project)
     Series 1998C DN
     3.20%**            04/07/99                 1,065                1,065,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.00%**            04/07/99                 2,700                2,700,000
   Northumberland County IDRB
     (Furman Farms, Inc. Project)
     Series 1995A DN
     3.20%**            04/07/99                 1,225                1,225,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     3.05%**            04/07/99                 3,165                3,165,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     3.05%**            04/07/99              $    590           $      590,000
   Pennsylvania Economic Development
     Financing Authority RB (National
     Gypsum Co. Project)
     Series 1997A DN
     3.15%**            04/07/99                11,300               11,300,000
   Pennsylvania Economic Development
     Financing Authority RB (Wendt
     Dunnington Co. Project)
     Series 1995 DN
     3.10%**            04/07/99                   995                  995,000
   Pennsylvania Economic Development
     Financing Authority Retirement
     Facility RB (Homewood Retirement
     Centers Project) Series 1992 DN
     3.06%**            04/07/99                 6,025                6,025,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 DN
     3.00%**            04/07/99                 1,810                1,810,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 DN
     3.00%**            04/07/99                 2,900                2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.00%**            04/07/99                14,650               14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.00%**            04/07/99                 3,800                3,800,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988A DN
     3.10%**            04/07/99                 4,700                4,700,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988B DN
     3.10%**            04/07/99                 2,300                2,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988C DN
     3.10%**            04/07/99                 7,300                7,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988E DN
     3.10%**            04/07/99                   100                  100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1994A DN
     3.10%**            04/07/99                 3,050                3,050,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1995A DN
     3.10%**            04/07/99                 3,600                3,600,000
   Pennsylvania Higher Education
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1996C DN
     3.20%**            04/07/99                 7,700                7,700,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Education
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1998B DN
     3.20%**            04/07/99              $  5,000           $    5,000,000
   Pennsylvania Higher Education
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1994B DN
     3.20%**            04/07/99                20,475               20,475,000
   Pennsylvania Higher Education
     Facilities Authority RB (Hahnemann
     University Project) Series 1989 MB
     7.20%              07/01/99                 5,500                5,666,008
   Pennsylvania Higher Education
     Facilities Authority RB (Pennsylvania
     College of Optometry Project)
     Series 1996 DN
     3.00%**            04/07/99                 6,090                6,090,000
   Pennsylvania IDA Economic
     Development RB Series 1996 MB
     4.75%              07/01/99                 1,335                1,339,960
   Philadelphia GO Series 1998A TRAN
     4.25%              06/30/99                 9,000                9,013,151
   Philadelphia IDRB (30th Street
     Station Project) Series 1987 DN
     2.85%**            04/07/99                 6,900                6,900,000
   Philadelphia IDRB (GDL Estates
     Corp. Project) Series 1998B DN
     3.10%**            04/07/99                 3,565                3,565,000
   Philadelphia Water and Wastewater
     Revenue Municipal Trust Certificates
     MTC #38 Series 1999A DN
     3.16%**            04/07/99                10,000               10,000,000
   Reading Regional Airport Authority RB
     Series 1998A DN
     3.15%**            04/07/99                 1,500                1,500,000
   Rose Tree Media School District GO
     Series 1999 MB
     3.00%              02/15/00                 1,085                1,085,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985A DN
     3.05%**            04/07/99                 2,000                2,000,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985B DN
     3.05%**            04/07/99                 4,950                4,950,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985K DN
     3.05%**            04/07/99                 1,400                1,400,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.05%**            04/07/99                 1,700                1,700,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985M DN
     3.05%**            04/07/99                 1,000                1,000,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Schuylkill County IDRB (Craftex
     Mills Project) Series 1996 DN
     3.20%**            04/07/99              $  2,150           $    2,150,000
   Schuylkill County IDRB (Kaytee
     Products, Inc. Project)
     Series 1995 DN
     3.20%**            04/07/99                 3,695                3,695,000
   Schuylkill County IDRB (Pine Grove
     Landfill Project) Series 1995 DN
     3.35%**            04/01/99                 2,000                2,000,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power
     Project) Series 1985 DN
     2.95%**            04/07/99                 1,000                1,000,000
   Schuylkill County IDA Resource
     Recovery RB (Northeastern Power Co.
     Project) Series 1997B DN
     3.25%**            04/01/99                 3,100                3,100,000
   Scranton School District GO
     Series 1999 TRAN
     3.30%              12/31/99                 4,900                4,903,509
   Scranton-Lackawana Health and
     Welfare Authority RB (Mercy Health
     System Project) Series 1996A DN
     3.00%**            04/07/99                 3,300                3,300,000
   Southeastern Pennsylvania
     Transportation Authority
     Special RB Series 1999A MB
     3.25%              03/01/00                 1,805                1,810,835
   State Public School Building
     Authority RB (Pittston Area School
     District Project) Series 1998P MB
     4.00%              07/15/99                   785                  785,871
   Union County IDRB (Playworld
     Systems, Inc. Project)
     Series 1999 DN
     3.25%**            04/07/99                 1,000                1,000,000
   Venango IDA Resource Recovery
     RB (Scrubgrass Project)
     Series 1990A MB
     2.80%              05/14/99                   300                  300,000
     2.80%              06/01/99                   300                  300,000
   Venango IDA Resource Recovery
     RB (Scrubgrass Project)
     Series 1990B MB
     2.95%              04/09/99                 3,300                3,300,000
     2.80%              05/14/99                 9,365                9,365,000
     2.80%              06/01/99                11,785               11,785,000
   Venango IDA Resource Recovery
     RB (Scrubgrass Project)
     Series 1993 MB
     2.80%              05/14/99                 8,385                8,385,000
     2.80%              06/01/99                 3,000                3,000,000
   Washington County Authority
     Higher Education Pooled Equipment
     Lease RB Series 1985 DN
     3.05%**            04/07/99                 4,645                4,645,000
   Washington County Authority Lease
     RB Series 1985B-1 DN
     3.00%**            04/07/99                 1,278                1,278,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Westmoreland County IDRB
     (Elizabeth Carbide Die Co. Project)
     Series 1998B DN
     3.25%**            04/07/99              $  3,500             $  3,500,000
   York County General Authority
     Pooled Financing RB
     Series 1996 DN
     3.10%**            04/07/99                 3,495                3,495,000
   York County Hospital Authority
     RB (Homewood Retirement Centers
     of The United Church of Christ,
     Inc. Project) Series 1990 DN
     3.06%**            04/07/99                 7,550                7,550,000
   York County IDRB (Allied Signal,
     Inc. Project) Series 1993 DN
     3.10%**            04/07/99                 1,000                1,000,000
   York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN
     3.15%**            04/07/99                 3,500                3,500,000
   York County PCRB (PECO Energy
     Co. Project) Series 1993A DN
     3.05%**            04/07/99                 5,300                5,300,000
                                                                   ------------
                                                                    636,853,364
                                                                   ------------
PUERTO RICO--0.7%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     2.75%**            04/07/99                   700                  700,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority PCRB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.60%              09/01/99                 3,850                3,850,000
                                                                   ------------
                                                                      4,550,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $641,403,364*)                          99.9%              641,403,364

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                 0.1%                  740,774
                                                ------             ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 421,208,424
   Institutional shares, 83,185,894
   Service shares and 137,762,713
   Investor A shares outstanding)               100.0%             $642,144,138
                                                ======             ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($642,144,138 (DIVIDE) 642,157,031)                                    $1.00
                                                                          =====
---------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS--99.9%
VIRGINIA--86.8%
   Albemarle County IDRB (University
     of Virginia Health Services
     Foundation Project) Series 1998 DN
     3.05%**            04/07/99              $  2,000           $    2,000,000
   Alexandria IDRB (Young Men's
     Christian Association of Metropolitan
     Washington Project) Series 1998 DN
     3.16%**            04/07/99                 2,000                2,000,000
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of Virginia,
     Inc. Project) Series 1991 DN
     3.15%**            04/07/99                 1,110                1,110,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     3.15%**            04/07/99                 1,000                1,000,000
   Campbell County IDRB (Hadson
     Power 12 Altavista Project)
     Series 1990A DN
     3.40%**            04/01/99                 2,800                2,800,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     3.05%**            04/07/99                 5,865                5,865,000
   Chesterfield County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1985 MB
     2.75%              05/12/99                   500                  500,000
     3.10%              08/13/99                 1,000                1,000,000
   Chesterfield County IDRB (Blueprint
     Holding, Inc. Project) Series 1997 DN
     3.10%**            04/07/99                 2,000                2,000,000
   Chesterfield County IDRB (Lumberg,
     Inc. Project) Series 1998 DN
     3.10%**            04/07/99                   300                  300,000
   City of Virginia Beach Development
     Authority RB (Ocean Ranch Motel
     Corp. Project) Series 1998 DN
     3.15%**            04/01/99                 1,000                1,000,000
   Commonwealth of Virginia GO
     Series 1999 TECP
     2.70%              04/01/99                 1,000                1,000,000
   Dinwiddie County IDA Exempt Facility
     RB (Chaparral Steel Virginia Project)
     Series 1998 DN
     3.35%**            04/07/99                   400                  400,000
   Fairfax County Economic Development
     Authority RB (Foreman Development
     Associates Project) Series 1996 DN
     3.40%**            04/07/99                 2,425                2,425,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988A DN
     3.05%**            04/07/99                 1,000                1,000,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     3.05%**            04/07/99                   300                  300,000
   Fairfax County Water Authority RB
     Series 1989 MB
     7.30%              01/01/00                   265                  278,164
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     3.20%**            04/01/99                 1,600                1,600,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     2.80%              05/12/99              $  2,000           $    2,000,000
   Hampton Redevelopment and Housing
     Authority Multi-Family Housing
     Refunding RB (Avalon at Hampton
     Project) Series 1996A DN
     2.90%**            04/07/99                 2,400                2,400,000
   Hampton Roads Regional Jail
     Authority Regional Jail Facility RB
     Series 1996B DN
     3.05%**            04/07/99                   700                  700,000
   Hopewell IDA Exempt Facility RB
     (Hadson Power 13-Hopewell Project)
     Series 1990A DN
     3.40%**            04/01/99                 2,500                2,500,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1995 DN
     3.35%**            04/01/99                 1,100                1,100,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1996 DN
     3.35%**            04/01/99                   300                  300,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1997 DN
     3.35%**            04/01/99                   400                  400,000
   Louisa County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     2.80%              05/14/99                   100                  100,000
   Louisa County IDRB (Pooled
     Financing Project) Series 1995 DN
     3.00%**            04/07/99                   500                  500,000
   Metropolitan Washington D.C. Airports
     Authority, Virginia Passenger Facility
     Flexible Term Notes
     Series 1999 TECP
     2.90%              04/29/99                 3,000                3,000,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 DN
     3.10%**            04/07/99                 1,500                1,500,000
   Norfolk IDRB (Children's Hospital of
     the King's Daughters Project)
     Series 1998 DN
     3.00%**            04/07/99                   600                  600,000
   Peninsula Port Authority of Virginia
     Coal Terminal RB (Dominion
     Terminal Associates Project)
     Series 1987D DN
     3.20%**            04/01/99                   900                  900,000
   Peninsula Port Authority of Virginia IDRB
     (Allied-Signal, Inc. Project)
     Series 1993 DN
     3.10%**            04/07/99                 1,000                1,000,000
   Peninsula Port Authority of Virginia Port
     Facility Refunding RB (CSX
     Transportation, Inc. Project)
     Series 1992 MB
     2.65%              05/12/99                 1,000                1,000,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Prince William County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1986 MB
     2.75%              05/12/99              $    300              $   300,000
   Prince William County IDRB (Colonial
     Investments Facility Project)
     Series 1996 DN
     3.40%**            04/07/99                 3,085                3,085,000
   Richmond IDRB (Halifax Paper Board
     Co. Project) Series 1990 DN
     3.40%**            04/07/99                   486                  486,000
   Richmond IDRB (PM Beef Project)
     Series 1997 DN
     3.35%**            04/07/99                 3,400                3,400,000
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1996 DN
     3.05%**            04/07/99                 1,000                1,000,000
   Virginia Education Loan Authority RB
     (Guaranteed Student Loan Program)
     Series 1992F MB
     6.10%              03/01/00                   915                  939,117
   Virginia Port Authority Port Facilities RB
     Series 1997 MB
     4.50%              07/01/99                 1,000                1,003,573
   Virginia Resource Authority RB
     (Henrico County Project)
     Series 1997 DN
     3.15%**            04/07/99                 2,000                2,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal
     Development Group Project)
     Series 1989 DN
     3.40%**            04/07/99                   195                  195,000
   Virginia State Public School Authority
     RB Series 1991B  MB
     6.10%              01/01/00                 1,000                1,042,042
   York County IDA PCRB (Virginia
     Electric &  Power Co. Project)
     Series 1985 MB
     2.75%              05/12/99                   200                  200,000
                                                                    -----------
                                                                     58,228,896
                                                                    -----------
PUERTO RICO--13.1%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     2.75%**            04/07/99                   300                  300,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority PCRB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.60%              09/01/99                   600                  600,000
   Puerto Rico Industrial, Tourist,
     Education, Medical, and
     Environmental Control Finance
     Authority RB (Ana G. Mendez
     University System Project)
     Series 1998 DN
     2.75%**            04/07/99                 4,400                4,400,000

                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Insured Trust Receipts
     Series 1998A DN
     2.95%**            04/01/99              $  3,500              $ 3,500,000
                                                                    -----------
                                                                      8,800,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $67,028,896*)                           99.9%               67,028,896

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                 0.1%                   98,700
                                                ------              -----------
NET ASSETS (Equivalent to $1.00 per
   share based on 63,944,113
   Institutional shares, 2,610,755
   Service shares and 573,320 Investor A
   shares outstanding)                          100.0%              $67,127,596
                                                ======              ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($67,127,596 (DIVIDE) 67,128,188)                                      $1.00
                                                                          =====
---------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

  INVESTMENT ABBREVIATIONS

   BAN.................................Bond Anticipation Note
   DN.............................................Demand Note
   GO......................................General Obligation
   IDA.......................Industrial Development Authority
   IDRB...................Industrial Development Revenue Bond
   MB..........................................Municipal Bond
   PCRB........................Pollution Control Revenue Bond
   RAN..............................Revenue Anticipation Note
   RB............................................Revenue Bond
   TAN..................................Tax Anticipation Note
   TECP...........................Tax-Exempt Commercial Paper
   TRAN...................Tax and Revenue  Anticipation  Note

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

                                                                                                         New Jersey
                                                            U.S. Treasury           Municipal             Municipal
                                       Money Market         Money Market          Money Market          Money Market
                                         Portfolio            Portfolio             Portfolio             Portfolio
                                       ------------         -------------         ------------          ------------
INVESTMENT INCOME:
Interest ............................    $87,032,957          $24,993,432           $7,620,763           $2,368,174
                                         -----------          -----------           ----------           ----------
EXPENSES:
Investment advisory fee .............      6,639,230            2,260,469            1,074,570              338,902
Administration fee ..................      2,493,553              860,689              429,060              135,568
Custodian fee .......................        187,256               72,504               43,771               14,187
Transfer agent fee ..................        458,872              164,012               84,620               31,098
Shareholder servicing fees ..........      1,192,099              529,096              142,186               75,339
Shareholder processing fees .........        965,079              492,177              137,432               60,961
Distribution fees ...................         13,107                  127                  402               10,398
Legal and audit .....................         67,088               27,590               12,759                4,185
Printing ............................         78,927               32,494               15,027                4,929
Registration fees and expenses ......         41,518               23,677               23,615                5,297
Trustees' fees and officer's salary .         22,551                8,510                3,920                1,630
Other ...............................         49,248               16,524                8,819                2,703
                                         -----------          -----------           ----------           ----------
                                          12,208,528            4,487,869            1,976,181              685,197
Less fees waived ....................     (3,138,020)          (1,385,662)            (689,955)            (238,777)
                                         -----------          -----------           ----------           ----------
   Total expenses ...................      9,070,508            3,102,207            1,286,226              446,420
                                         -----------          -----------           ----------           ----------
Net investment income ...............     77,962,449           21,891,225            6,334,537            1,921,754
                                         -----------          -----------           ----------           ----------
Net realized gain (loss)
   on investments ...................        (37,285)              29,067                   --                5,305
                                         -----------          -----------           ----------           ----------
Change in unrealized market discount              --                   --                   87                   --
                                         -----------          -----------           ----------           ----------
Net increase in net assets resulting
   from operations ..................    $77,925,164          $21,920,292           $6,334,624           $1,927,059
                                         ===========          ===========           ==========           ==========

FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

                                        North Carolina           Ohio             Pennsylvania          Virginia
                                           Municipal           Municipal            Municipal           Municipal
                                         Money Market        Money Market         Money Market        Money Market
                                           Portfolio           Portfolio            Portfolio           Portfolio
                                         ------------        ------------         ------------        ------------
INVESTMENT INCOME:
Interest ............................     $3,205,850          $1,990,684           $10,238,970          $1,060,882
                                          ----------          ----------           -----------          ----------
EXPENSES:
Investment advisory fee .............        463,903             271,495             1,468,947             149,468
Administration fee ..................        178,538             108,598               574,832              59,787
Custodian fee .......................         19,569              11,932                53,099               8,355
Transfer agent fee ..................         39,289              29,165               103,446              15,317
Shareholder servicing fees ..........         17,115              59,732               229,155               3,327
Shareholder processing fees .........         16,927              48,232               177,086               3,003
Distribution fees ...................             --               1,150                32,285                 324
Legal and audit .....................          4,942               3,357                16,609               2,032
Printing ............................          6,171               3,954                19,562               2,393
Registration fees and expenses ......          5,832               4,528                 9,130               6,420
Trustees' fees and officer's salary .          1,805               1,396                 5,113               1,071
Other ...............................          3,303               2,111                 9,938               1,222
                                          ----------          ----------           -----------          ----------
                                             757,394             545,650             2,699,202             252,719
Less fees waived ....................       (406,929)           (193,773)             (897,476)           (144,875)
                                          ----------          ----------           -----------          ----------
   Total expenses ...................        350,465             351,877             1,801,726             107,844
                                          ----------          ----------           -----------          ----------
Net investment income ...............      2,855,385           1,638,807             8,437,244             953,038
                                          ----------          ----------           -----------          ----------
Net realized gain (loss)
   on investments ...................             --                  --                    --                  --
                                          ----------          ----------           -----------          ----------
Change in unrealized market discount             292                  --                   544                  --
                                          ----------          ----------           -----------          ----------
Net increase in net assets resulting
   from operations ..................     $2,855,677          $1,638,807           $ 8,437,788          $  953,038
                                          ==========          ==========           ===========          ==========

See accompanying notes to financial statements.

                                     26&27

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 U.S. Treasury                    Municipal
                                              Money Market Portfolio         Money Market Portfolio         Money Market Portfolio
                                          -----------------------------  ------------------------------   -------------------------
                                             For the                       For the                        For the
                                           Six Months       For the       Six Months        For the      Six Months       For the
                                              Ended       Year Ended         Ended        Year Ended        Ended       Year Ended
                                             3/31/99        9/30/98         3/31/99         9/30/98        3/31/99        9/30/98
                                         --------------  --------------  --------------  --------------  ------------  ------------
                                          (Unaudited)                     (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...............$   77,962,449  $  149,800,719  $   21,891,225  $   49,555,191  $  6,334,537  $ 14,459,939
    Net gain (loss) on investments ......       (37,285)         88,296          29,067         159,097            87        (3,165)
                                         --------------  --------------  --------------  --------------  ------------  ------------
  Net increase in net assets resulting
    from operations .....................    77,925,164     149,889,015      21,920,292      49,714,288     6,334,624    14,456,774
                                         --------------  --------------  --------------  --------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .................   (48,741,895)    (49,337,129)     (7,971,024)     (9,436,685)   (4,066,504)   (3,592,924)
    Service Class .......................   (19,202,199)    (85,254,049)    (12,388,537)    (37,061,973)   (2,158,932)  (10,687,842)
    Investor A Class ....................    (9,952,669)    (15,177,945)     (1,531,098)     (3,056,533)     (108,095)     (178,559)
    Investor B Class ....................       (52,816)        (21,163)             --              --            --            --
    Investor C Class ....................       (12,870)        (10,433)           (566)             --        (1,006)         (614)
                                         --------------  --------------  --------------  --------------  ------------  ------------
    Total distribution from net
      investment income .................   (77,962,449)   (149,800,719)    (21,891,225)    (49,555,191)   (6,334,537)  (14,459,939)
                                         --------------  --------------  --------------  --------------  ------------  ------------
    Total distributions to shareholders .   (77,962,449)   (149,800,719)    (21,891,225)    (49,555,191)   (6,334,537)  (14,459,939)
                                         --------------  --------------  --------------  --------------  ------------  ------------
Capital share transactions ..............   423,045,587     289,478,727      66,929,021     (76,171,119)  110,575,401     1,286,625
                                         --------------  --------------  --------------  --------------  ------------  ------------
    Total increase (decrease) in
      net assets ........................   423,008,302     289,567,023      66,958,088     (76,012,022)  110,575,488     1,283,460
Net assets:
  Beginning of period ................... 3,034,727,064   2,745,160,041     965,615,540   1,041,627,562   396,420,644   395,137,184
                                         --------------  --------------  --------------  --------------  ------------  ------------
  End of period .........................$3,457,735,366  $3,034,727,064  $1,032,573,628  $  965,615,540  $506,996,132  $396,420,644
                                         ==============  ==============  ==============  ==============  ============  ============

                                               New Jersey Municipal       North Carolina Municipal          Ohio Municipal
                                              Money Market Portfolio       Money Market Portfolio        Money Market Portfolio
                                         ---------------------------   ---------------------------   ---------------------------
                                           For the                      For the                        For the
                                          Six Months      For the      Six Months       For the       Six Months       For the
                                             Ended      Year Ended        Ended       Year Ended         Ended       Year Ended
                                            3/31/99       9/30/98        3/31/99        9/30/98         3/31/99        9/30/98
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                          (Unaudited)                   (Unaudited)                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...............$  1,921,754   $  3,978,699   $  2,855,385   $  6,233,223   $  1,638,807   $  4,005,147
    Net gain (loss) on investments ......       5,305            462            292          1,458             --        (16,540)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase in net assets resulting
    from operations .....................   1,927,059      3,979,161      2,855,677      6,234,681      1,638,807      3,988,607
                                         ------------   ------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .................  (1,055,532)     (446,371)     (2,564,630)    (5,484,220)      (824,378)    (1,363,131)
    Service Class .......................    (418,893)   (2,668,058)       (286,372)      (741,593)      (544,555)    (2,124,586)
    Investor A Class ....................    (447,328)     (864,269)         (4,383)        (7,410)      (269,874)      (517,430)
    Investor B Class ....................          (1)           (1)             --             --             --             --
    Investor C Class ....................          --            --              --             --             --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
    Total distribution from net
      investment income .................  (1,921,754)   (3,978,699)     (2,855,385)    (6,233,223)    (1,638,807)    (4,005,147)
                                         ------------   ------------   ------------   ------------   ------------   ------------
    Total distributions to shareholders .  (1,921,754)   (3,978,699)     (2,855,385)    (6,233,223)    (1,638,807)    (4,005,147)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Capital share transactions ..............   3,327,371     17,499,690     22,130,503     29,868,127      6,579,835     24,836,540
                                         ------------   ------------   ------------   ------------   ------------   ------------
    Total increase (decrease) in
      net assets ........................   3,332,676     17,500,152     22,130,795     29,869,585      6,579,835     24,820,000
Net assets:
  Beginning of period ................... 147,917,564    130,417,412    201,535,206    171,665,621    122,594,871     97,774,871
                                         ------------   ------------   ------------   ------------   ------------   ------------
  End of period .........................$151,250,240   $147,917,564   $223,666,001   $201,535,206   $129,174,706   $122,594,871
                                         ============   ============   ============   ============   ============   ============


                                            Pennsylvania Municipal        Virginia Municipal
                                            Money Market Portfolio       Money Market Portfolio
                                         ---------------------------   -------------------------
                                           For the                      For the
                                          Six Months      For the      Six Months      For the
                                             Ended      Year Ended        Ended      Year Ended
                                            3/31/99       9/30/98        3/31/99       9/30/98
                                         ------------   ------------   -----------   -----------
                                          (Unaudited)                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...............$  8,437,244   $ 18,261,199   $   953,038  $ 2,395,730
    Net gain (loss) on investments ......         544          1,531            --         (422)
                                         ------------   ------------   -----------   -----------
  Net increase in net assets resulting
    from operations .....................   8,437,788     18,262,730       953,038     2,395,308
                                         ------------   ------------   -----------   -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .................  (5,915,755)    (8,341,719)     (902,231)   (2,187,105)
    Service Class .......................  (1,036,858)    (6,846,156)      (43,298)     (182,287)
    Investor A Class ....................  (1,484,631)    (3,073,324)       (7,509)      (26,338)
    Investor B Class ....................          --             --            --            --
    Investor C Class ....................          --             --            --            --
                                         ------------   ------------   -----------   -----------
    Total distribution from net
      investment income .................  (8,437,244)   (18,261,199)     (953,038)   (2,395,730)
                                         ------------   ------------   -----------   -----------
    Total distributions to shareholders .  (8,437,244)   (18,261,199)     (953,038)   (2,395,730)
                                         ------------   ------------   -----------   -----------
Capital share transactions .............. 107,300,055    (27,011,532)  (14,732,340)   12,686,340
                                         ------------   ------------   -----------   -----------
    Total increase (decrease) in
      net assets ........................ 107,300,599    (27,010,001)  (14,732,340)   12,685,918
Net assets:
  Beginning of period ................... 534,843,539    561,853,540    81,859,936    69,174,018
                                         ------------   ------------   -----------   -----------
  End of period .........................$642,144,138   $534,843,539   $67,127,596   $81,859,936
                                         ============   ============   ===========   ===========


See accompanying notes to financial statements.

                                      28-29

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout Each Period

                                       NET                                     DISTRIBUTIONS      NET                     NET
                                      ASSET                    DISTRIBUTIONS     FROM NET        ASSET                  ASSETS
                                      VALUE          NET         FROM NET        REALIZED        VALUE                  END OF
                                    BEGINNING    INVESTMENT     INVESTMENT       CAPITAL        END OF     TOTAL        PERIOD
                                    OF PERIOD      INCOME         INCOME           GAINS        PERIOD    RETURN         (000)
------------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0243       $(0.0243)         $0.00          $1.00      2.45%     $2,143,223
9/30/98                               1.00         0.0532        (0.0532)          0.00           1.00      5.46       1,858,165
9/30/97                               1.00         0.0529        (0.0529)          0.00           1.00      5.42         878,566
9/30/96                               1.00         0.0533        (0.0533)          0.00           1.00      5.46         587,730
9/30/95                               1.00         0.0564        (0.0564)          0.00           1.00      5.79         654,157
9/30/94                               1.00         0.0359        (0.0359)          0.00           1.00      3.64         502,972

SERVICE CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0228       $(0.0228)         $0.00          $1.00      2.30%     $  806,876
9/30/98                               1.00         0.0502        (0.0502)          0.00           1.00      5.14         808,962
9/30/97                               1.00         0.0499        (0.0499)          0.00           1.00      5.11       1,610,315
9/30/96                               1.00         0.0503        (0.0503)          0.00           1.00      5.15       1,575,064
9/30/95                               1.00         0.0534        (0.0534)          0.00           1.00      5.48       1,194,017
9/30/94                               1.00         0.0333        (0.0333)          0.00           1.00      3.37         575,948

INVESTOR A CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0224       $(0.0224)         $0.00          $1.00      2.26%     $  502,445
9/30/98                               1.00         0.0495        (0.0495)          0.00           1.00      5.06         365,458
9/30/97                               1.00         0.0491        (0.0491)          0.00           1.00      5.02         256,039
9/30/96                               1.00         0.0485        (0.0485)          0.00           1.00      4.96         162,099
9/30/95                               1.00         0.0511        (0.0511)          0.00           1.00      5.23          10,185
9/30/94                               1.00         0.0308        (0.0308)          0.00           1.00      3.12           4,342

INVESTOR B CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0189       $(0.0189)         $0.00          $1.00      1.91%     $    3,964
9/30/98                               1.00         0.0426        (0.0426)          0.00           1.00      4.34           1,805
9/30/97                               1.00         0.0424        (0.0424)          0.00           1.00      4.32             238
9/30/96                               1.00         0.0426        (0.0426)          0.00           1.00      4.34             138
9/15/95 1 through 9/30/95             1.00         0.0020        (0.0020)          0.00           1.00      0.20              27

INVESTOR C CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0189       $(0.0189)         $0.00          $1.00      1.91%     $    1,227
9/30/98                               1.00         0.0426        (0.0426)          0.00           1.00      4.34             337
10/17/96 1 through 9/30/97            1.00         0.0390        (0.0390)          0.00           1.00      3.97               2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0227       $(0.0227)         $0.00          $1.00       2.29%    $   381,433
9/30/98                               1.00         0.0519        (0.0519)          0.00           1.00       5.32         297,161
9/30/97                               1.00         0.0515        (0.0515)          0.00           1.00       5.27         162,052
9/30/96                               1.00         0.0519        (0.0519)          0.00           1.00       5.32         167,193
9/30/95                               1.00         0.0555        (0.0555)          0.00           1.00       5.69         120,540
9/30/94                               1.00         0.0357        (0.0357)          0.00           1.00       3.63          37,519

SERVICE CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0212       $(0.0212)         $0.00          $1.00       2.14%    $   578,353
9/30/98                               1.00         0.0489        (0.0489)          0.00           1.00       5.00         596,644
9/30/97                               1.00         0.0485        (0.0485)          0.00           1.00       4.93         836,151
9/30/96                               1.00         0.0489        (0.0489)          0.00           1.00       5.00         955,454
9/30/95                               1.00         0.0525        (0.0525)          0.00           1.00       5.38         550,959
9/30/94                               1.00         0.0331        (0.0331)          0.00           1.00       3.36         372,883

INVESTOR A CLASS
10/1/98 through 3/31/99 6            $1.00        $0.0207       $(0.0207)         $0.00          $1.00       2.09%    $    72,733
9/30/98                               1.00         0.0476        (0.0476)          0.00           1.00       4.87          71,811
9/30/97                               1.00         0.0468        (0.0468)          0.00           1.00       4.75          43,425
9/30/96                               1.00         0.0467        (0.0467)          0.00           1.00       4.77          10,630
9/30/95                               1.00         0.0501        (0.0501)          0.00           1.00       5.13           1,285
9/30/94                               1.00         0.0309        (0.0309)          0.00           1.00       3.11           1,656

INVESTOR C CLASS
12/8/98 1 through 03/31/99 6         $1.00        $0.0105       $(0.0105)         $0.00          $1.00       0.83%    $        55


                                                                                              RATIO OF NET
                                                   RATIO OF EXPENSES                       INVESTMENT INCOME
                                      RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                     EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                                    AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                       ASSETS          WAIVERS)             ASSETS             WAIVERS)
------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6               0.42%2            0.61%2              4.86%2             4.67%2
9/30/98                                 0.39              0.63                5.32               5.08
9/30/97                                 0.32              0.65                5.30               4.97
9/30/96                                 0.29              0.65                5.34               4.98
9/30/95                                 0.27              0.64                5.66               5.28
9/30/94                                 0.25              0.66                3.64               3.23

SERVICE CLASS
10/1/98 through 3/31/99 6               0.72%2            0.91%2              4.56%2             4.37%2
9/30/98                                 0.69              0.93                5.03               4.79
9/30/97                                 0.61              0.94                4.99               4.66
9/30/96                                 0.59              0.95                5.00               4.64
9/30/95                                 0.57              0.94                5.35               4.98
9/30/94                                 0.51              0.92                3.35               2.95

INVESTOR A CLASS
10/1/98 through 3/31/99 6               0.80%2            0.99%2              4.47%2             4.28%2
9/30/98                                 0.77              1.01                4.94               4.70
9/30/97                                 0.70              1.03                4.92               4.59
9/30/96                                 0.74              1.10                4.81               4.45
9/30/95                                 0.81              1.19                5.15               4.78
9/30/94                                 0.75              1.16                3.39               2.98

INVESTOR B CLASS
10/1/98 through 3/31/99 6               1.50%2            1.69%2              3.76%2             3.57%2
9/30/98                                 1.48              1.72                4.22               3.98
9/30/97                                 1.39              1.72                4.26               3.93
9/30/96                                 1.36              1.73                4.18               3.82
9/15/95 1 through 9/30/95               1.34 2            1.72 2              4.58 2             4.20 2

INVESTOR C CLASS
10/1/98 through 3/31/99 6               1.50%2            1.69%2              3.74%2             3.55%2
9/30/98                                 1.49              1.73                4.22               3.98
10/17/96 1 through 9/30/97              1.50 2            1.83 2              4.01 2             3.68 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6                0.41%2            0.69%2              4.55%2             4.27%2
9/30/98                                  0.38              0.69                5.19               4.88
9/30/97                                  0.31              0.69                5.15               4.77
9/30/96                                  0.29              0.69                5.18               4.78
9/30/95                                  0.27              0.69                5.64               5.22
9/30/94                                  0.25              0.70                3.69               3.24

SERVICE CLASS
10/1/98 through 3/31/99 6                0.71%2            0.99%2              4.26%2             3.98%2
9/30/98                                  0.68              0.99                4.90               4.59
9/30/97                                  0.61              0.99                4.85               4.47
9/30/96                                  0.59              0.99                4.84               4.45
9/30/95                                  0.57              0.98                5.27               4.85
9/30/94                                  0.52              0.97                3.42               2.97

INVESTOR A CLASS
10/1/98 through 3/31/99 6                0.81%2            1.09%2              4.16%2             3.88%2
9/30/98                                  0.81              1.12                5.57               5.26
9/30/97                                  0.78              1.16                4.70               4.32
9/30/96                                  0.79              1.19                4.60               4.20
9/30/95                                  0.80              1.21                5.03               4.62
9/30/94                                  0.75              1.20                3.60               3.14

INVESTOR C CLASS
12/8/98 1 through 03/31/99 6             1.55%2            1.83%2              3.36%2             3.08%2


See accompanying notes to financial statements.

                                      30-31

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                NET                                     DISTRIBUTIONS       NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                               VALUE          NET         FROM NET        REALIZED         VALUE
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0139       $(0.0139)         $0.00          $1.00
9/30/98                         1.00         0.0327        (0.0327)          0.00           1.00
9/30/97                         1.00         0.0337        (0.0337)          0.00           1.00
9/30/96                         1.00         0.0339        (0.0339)          0.00           1.00
9/30/95                         1.00         0.0364        (0.0364)          0.00           1.00
9/30/94                         1.00         0.0246        (0.0246)          0.00           1.00

SERVICE CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0124       $(0.0124)         $0.00          $1.00
9/30/98                         1.00         0.0297        (0.0297)          0.00           1.00
9/30/97                         1.00         0.0307        (0.0307)          0.00           1.00
9/30/96                         1.00         0.0309        (0.0309)          0.00           1.00
9/30/95                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/94                         1.00         0.0219        (0.0219)          0.00           1.00

INVESTOR A CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0115       $(0.0115)         $0.00          $1.00
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00
9/30/97                         1.00         0.0290        (0.0290)          0.00           1.00
9/30/96                         1.00         0.0288        (0.0288)          0.00           1.00
9/30/95                         1.00         0.0311        (0.0311)          0.00           1.00
9/30/94                         1.00         0.0193        (0.0193)          0.00           1.00

INVESTOR C CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0040       $(0.0040)         $0.00          $1.00
9/30/98                         1.00         0.0133        (0.0133)          0.00           1.00
9/12/97 1 through 9/30/97       1.00         0.0013        (0.0013)          0.00           1.00
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0138       $(0.0138)         $0.00          $1.00
9/30/98                         1.00         0.0319        (0.0319)          0.00           1.00
9/30/97                         1.00         0.0323        (0.0323)          0.00           1.00
2/1/96 through 9/30/96          1.00         0.0207        (0.0207)          0.00           1.00
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00

SERVICE CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0123       $(0.0123)         $0.00          $1.00
9/30/98                         1.00         0.0289        (0.0289)          0.00           1.00
9/30/97                         1.00         0.0293        (0.0293)          0.00           1.00
2/1/96 through 9/30/96          1.00         0.0187        (0.0187)          0.00           1.00
3/1/95 through 1/31/96          1.00         0.0300        (0.0300)          0.00           1.00
2/28/95                         1.00         0.0200        (0.0200)          0.00           1.00
2/28/94                         1.00         0.0200        (0.0200)          0.00           1.00

INVESTOR A CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0112       $(0.0112)         $0.00          $1.00
9/30/98                         1.00         0.0265        (0.0265)          0.00           1.00
9/30/97                         1.00         0.0268        (0.0268)          0.00           1.00
2/1/96 through 9/30/96          1.00         0.0175        (0.0175)          0.00           1.00
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00

INVESTOR B CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0094       $(0.0094)         $0.00          $1.00
5/13/98 5 through 9/30/98       1.00         0.0079        (0.0079)          0.00           1.00
3/20/97 1 through 9/30/97       1.00         0.0077        (0.0077)          0.00           1.00

                                                                                                                  RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       1.40%     $  314,898         0.42%2            0.71%2              2.77%2             2.48%2
9/30/98                         3.32         246,733         0.39              0.71                3.25               2.93
9/30/97                         3.42          58,747         0.31              0.72                3.36               2.95
9/30/96                         3.41          43,936         0.29              0.73                3.37               2.93
9/30/95                         3.70          53,778         0.27              0.71                3.64               3.20
9/30/94                         2.48          30,608         0.25              0.73                2.48               2.01

SERVICE CLASS
10/1/98 through 3/31/99 6       1.24%     $  183,905         0.72%2            1.01%2              2.48%2             2.19%2
9/30/98                         3.01         140,155         0.69              1.01                2.96               2.64
9/30/97                         3.11         327,910         0.61              1.02                3.06               2.65
9/30/96                         3.10         261,617         0.59              1.03                3.08               2.64
9/30/95                         3.39         265,629         0.57              1.01                3.35               2.91
9/30/94                         2.20         133,358         0.51              0.99                2.18               1.71

INVESTOR A CLASS
10/1/98 through 3/31/99 6       1.16%     $    8,193         0.89%2            1.18%2              2.34%2             2.05%2
9/30/98                         2.83           9,227         0.86              1.18                2.80               2.48
9/30/97                         2.93           8,468         0.79              1.20                2.92               2.51
9/30/96                         2.88           1,851         0.77              1.21                2.80               2.36
9/30/95                         3.15              20         0.79              1.23                3.08               2.64
9/30/94                         1.95              41         0.75              1.23                2.05               1.58

INVESTOR C CLASS
10/1/98 through 3/31/99 6       0.40%     $       --7        1.49%2            1.78%2              1.88%2             1.59%2
9/30/98                         1.34             306         1.47              1.79                2.08               1.76
9/12/97 1 through 9/30/97       0.13              12         1.32 2            1.73 2              2.63 2             2.22 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       1.38%     $   83,089         0.39%2            0.71%2              2.75%2             2.43%2
9/30/98                         3.24          68,771         0.38              0.75                3.17               2.80
9/30/97                         3.28           7,432         0.32              0.76                3.27               2.83
2/1/96 through 9/30/96          2.09             614         0.29 2            0.78 2              3.07 2             2.58 2
1/16/96 1 through 1/31/96       3.07           4,195         0.29 2            0.78 2              3.07 2             2.58 2

SERVICE CLASS
10/1/98 through 3/31/99 6       1.23%     $   34,947         0.69%2            1.01%2              2.46%2             2.14%2
9/30/98                         2.93          35,152         0.67              1.04                2.89               2.52
9/30/97                         2.96         101,294         0.61              1.05                2.93               2.49
2/1/96 through 9/30/96          1.89          68,139         0.59 2            1.08 2              2.82 2             2.33 2
3/1/95 through 1/31/96          3.23          56,958         0.70 2            0.74 2              3.17 2             3.13 2
2/28/95                         2.46          43,610         0.63              0.70                2.46               2.39
2/28/94                         1.79          39,408         0.65              0.72                1.77               1.70

INVESTOR A CLASS
10/1/98 through 3/31/99 6       1.13%     $   33,214         0.90%2            1.22%2              2.25%2             1.93%2
9/30/98                         2.68          43,995         0.91              1.28                2.64               2.27
9/30/97                         2.71          21,691         0.86              1.30                2.68               2.24
2/1/96 through 9/30/96          1.76          17,314         0.78 2            1.27 2              2.63 2             2.15 2
1/16/96 1 through 1/31/96       2.66          21,662         0.71 2            1.20 2              2.66 2             2.17 2

INVESTOR B CLASS
10/1/98 through 3/31/99 6       0.94%     $       --         1.46%2            1.78%2              1.68%2             1.36%2
5/13/98 5 through 9/30/98       0.79              --         1.44 2            1.81 2              2.12 2             1.75 2
3/20/97 1 through 9/30/97       0.77              --4        1.37 2            1.81 2              2.35 2             1.91 2


See accompanying notes to financial statements.

                                      32-33

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                NET                                     DISTRIBUTIONS       NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                               VALUE          NET         FROM NET        REALIZED         VALUE
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0141       $(0.0141)         $0.00          $1.00
9/30/98                         1.00         0.0335        (0.0335)          0.00           1.00
9/30/97                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/96                         1.00         0.0338        (0.0338)          0.00           1.00
9/30/95                         1.00         0.0359        (0.0359)          0.00           1.00
9/30/94                         1.00         0.0249        (0.0249)          0.00           1.00

SERVICE CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0126       $(0.0126)         $0.00          $1.00
9/30/98                         1.00         0.0305        (0.0305)          0.00           1.00
9/30/97                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/96                         1.00         0.0308        (0.0308)          0.00           1.00
11/1/94 5 through 9/30/95       1.00         0.0305        (0.0305)          0.00           1.00
4/29/94 1 through 9/30/94       1.00         0.0099        (0.0099)          0.00           1.00

INVESTOR A CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0118       $(0.0118)         $0.00          $1.00
9/30/98                         1.00         0.0288        (0.0288)          0.00           1.00
9/30/97                         1.00         0.0287        (0.0287)          0.00           1.00
9/30/96                         1.00         0.0286        (0.0286)          0.00           1.00
2/14/95 1 through 9/30/95       1.00         0.0194        (0.0194)          0.00           1.00
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0145       $(0.0145)         $0.00          $1.00
9/30/98                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/97                         1.00         0.0340        (0.0340)          0.00           1.00
9/30/96                         1.00         0.0346        (0.0346)          0.00           1.00
9/30/95                         1.00         0.0363        (0.0363)          0.00           1.00
9/30/94                         1.00         0.0252        (0.0252)          0.00           1.00

SERVICE CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0130       $(0.0130)         $0.00          $1.00
9/30/98                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/97                         1.00         0.0310        (0.0310)          0.00           1.00
9/30/96                         1.00         0.0316        (0.0316)          0.00           1.00
9/30/95                         1.00         0.0333        (0.0333)          0.00           1.00
9/30/94                         1.00         0.0225        (0.0225)          0.00           1.00

INVESTOR A CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0121       $(0.0121)         $0.00          $1.00
9/30/98                         1.00         0.0286        (0.0286)          0.00           1.00
9/30/97                         1.00         0.0292        (0.0292)          0.00           1.00
9/30/96                         1.00         0.0293        (0.0293)          0.00           1.00
9/30/95                         1.00         0.0310        (0.0310)          0.00           1.00
10/5/93 1 through 9/30/94       1.00         0.0199        (0.0199)          0.00           1.00

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0136       $(0.0136)         $0.00          $1.00
9/30/98                         1.00         0.0322        (0.0322)          0.00           1.00
9/30/97                         1.00         0.0332        (0.0332)          0.00           1.00
9/30/96                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/95                         1.00         0.0355        (0.0355)          0.00           1.00
9/30/94                         1.00         0.0247        (0.0247)          0.00           1.00

                                                                                                                  RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       1.42%     $  219,441         0.31%2            0.70%2              2.79%2             2.40%2
9/30/98                         3.40         181,984         0.29              0.74                3.35               2.90
9/30/97                         3.39         147,658         0.28              0.73                3.34               2.89
9/30/96                         3.43         112,097         0.25              0.74                3.33               2.84
9/30/95                         3.65          76,673         0.21              0.74                3.61               3.08
9/30/94                         2.52          69,673         0.10              0.76                2.53               1.87

SERVICE CLASS
10/1/98 through 3/31/99 6       1.27%      $   3,827         0.61%2            1.00%2              2.58%2             2.19%2
9/30/98                         3.09          19,306         0.60              1.05                3.04               2.59
9/30/97                         3.08          23,704         0.60              1.05                3.04               2.59
9/30/96                         3.12           7,463         0.55              1.04                3.06               2.56
11/1/94 5 through 9/30/95       3.11           1,841         0.55 2            1.08 2              3.34 2             2.81 2
4/29/94 1 through 9/30/94       0.99              --3        0.36 2            1.02 2              2.54 2             1.87 2

INVESTOR A CLASS
10/1/98 through 3/31/99 6       1.18%       $    398         0.78%2            1.17%2              2.32%2             1.93%2
9/30/98                         2.92             245         0.76              1.21                2.88               2.43
9/30/97                         2.91             304         0.76              1.21                2.88               2.43
9/30/96                         2.90             111         0.76              1.25                2.83               2.34
2/14/95 1 through 9/30/95       1.95              53         0.83 2            1.36 2              3.05 2             2.52 2
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       1.46%      $  52,325         0.39%2            0.71%2              2.92%2             2.60%2
9/30/98                         3.39          48,614         0.36              0.72                3.36               3.00
9/30/97                         3.45          23,739         0.30              0.73                3.37               2.94
9/30/96                         3.52          32,944         0.29              0.75                3.47               3.01
9/30/95                         3.69          23,679         0.27              0.73                3.66               3.20
9/30/94                         2.55          10,521         0.13              0.77                2.56               1.93

SERVICE CLASS
10/1/98 through 3/31/99 6       1.31%     $   40,870         0.69%2            1.01%2              2.64%2             2.32%2
9/30/98                         3.08          58,077         0.67              1.03                3.04               2.68
9/30/97                         3.15          58,160         0.61              1.03                3.10               2.68
9/30/96                         3.21          45,525         0.59              1.05                3.17               2.71
9/30/95                         3.38          49,857         0.57              1.03                3.35               2.89
9/30/94                         2.27          44,066         0.40              1.04                2.29               1.65

INVESTOR A CLASS
10/1/98 through 3/31/99 6       1.22%     $   35,980         0.87%2            1.19%2              2.35%2             2.03%2
9/30/98                         2.90          15,904         0.85              1.21                2.86               2.50
9/30/97                         2.96          15,876         0.79              1.21                2.92               2.50
9/30/96                         2.98           5,672         0.79              1.25                2.88               2.42
9/30/95                         3.15              75         0.80              1.26                3.02               2.56
10/5/93 1 through 9/30/94       2.01              28         0.62 2            1.26 2              1.94 2             1.30 2
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       1.36%     $  421,207         0.42%2            0.69%2              2.71%2             2.44%2
9/30/98                         3.27         350,249         0.39              0.71                3.19               2.87
9/30/97                         3.37         229,164         0.30              0.70                3.31               2.91
9/30/96                         3.40         198,822         0.29              0.71                3.34               2.92
9/30/95                         3.61         233,414         0.26              0.68                3.54               3.12
9/30/94                         2.49         158,102         0.16              0.73                2.64               2.07


See accompanying notes to financial statements.

                                      34-35

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period


                                NET                                     DISTRIBUTIONS       NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                               VALUE          NET         FROM NET        REALIZED         VALUE
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO(CONTINUED)
---------------------------------------------
SERVICE CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0121       $(0.0121)         $0.00          $1.00
9/30/98                         1.00         0.0292        (0.0292)          0.00           1.00
9/30/97                         1.00         0.0302        (0.0302)          0.00           1.00
9/30/96                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/95                         1.00         0.0325        (0.0325)          0.00           1.00
9/30/94                         1.00         0.0221        (0.0221)          0.00           1.00

INVESTOR A CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0113       $(0.0113)         $0.00          $1.00
9/30/98                         1.00         0.0276        (0.0276)          0.00           1.00
9/30/97                         1.00         0.0285        (0.0285)          0.00           1.00
9/30/96                         1.00         0.0281        (0.0281)          0.00           1.00
9/30/95                         1.00         0.0302        (0.0302)          0.00           1.00
12/28/93 1 through 9/30/94      1.00         0.0153        (0.0153)          0.00           1.00
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0144       $(0.0144)         $0.00          $1.00
9/30/98                         1.00         0.0338        (0.0338)          0.00           1.00
9/30/97                         1.00         0.0347        (0.0347)          0.00           1.00
9/30/96                         1.00         0.0348        (0.0348)          0.00           1.00
9/30/95                         1.00         0.0368        (0.0368)          0.00           1.00
7/25/94 1 through 9/30/94       1.00         0.0053        (0.0053)          0.00           1.00

SERVICE CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0129       $(0.0129)         $0.00          $1.00
9/30/98                         1.00         0.0308        (0.0308)          0.00           1.00
9/30/97                         1.00         0.0317        (0.0317)          0.00           1.00
9/30/96                         1.00         0.0318        (0.0318)          0.00           1.00
10/11/94 1 through 9/30/95      1.00         0.0330        (0.0330)          0.00           1.00

INVESTOR A CLASS
10/1/98 through 3/31/99 6      $1.00        $0.0115       $(0.0115)         $0.00          $1.00
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00
5/27/97 1 through 9/30/97       1.00         0.0102        (0.0102)          0.00           1.00

                                                                                                                  RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETSWAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO(CONTINUED)
---------------------------------------------
SERVICE CLASS
10/1/98 through 3/31/99 6       1.21%     $   83,175         0.72%2            0.99%2              2.41%2             2.14%2
9/30/98                         2.97          73,735         0.69              1.01                2.92               2.60
9/30/97                         3.06         234,472         0.61              1.01                3.01               2.61
9/30/96                         3.04         224,197         0.59              1.01                3.02               2.59
9/30/95                         3.33         147,739         0.57              0.99                3.29               2.87
9/30/94                         2.24          60,560         0.42              0.99                2.31               1.75

INVESTOR A CLASS
10/1/98 through 3/31/99 6       1.13%     $  137,762         0.88%2            1.15%2              2.25%2             1.98%2
9/30/98                         2.80         110,860         0.85              1.17                2.75               2.43
9/30/97                         2.89          98,218         0.77              1.17                2.85               2.45
9/30/96                         2.90          63,424         0.81              1.23                2.81               2.39
9/30/95                         3.06             750         0.82              1.24                3.03               2.61
12/28/93 1 through 9/30/94      1.58             139         0.65 2            1.22 2              2.11 2             1.54 2
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       1.44%     $   63,944         0.30%2            0.74%2              2.89%2             2.45%2
9/30/98                         3.43          77,812         0.30              0.77                3.37               2.90
9/30/97                         3.53          62,834         0.22              0.81                3.49               2.90
9/30/96                         3.54          38,553         0.14              0.82                3.47               2.79
9/30/95                         3.74          24,409         0.10              0.95                3.71               2.86
7/25/94 1 through 9/30/94       0.53          13,831         0.10 2            1.02 2              2.89 2             1.97 2

SERVICE CLASS
10/1/98 through 3/31/99 6       1.29%     $    2,611         0.60%2            1.04%2              2.58%2             2.14%2
9/30/98                         3.13           3,405         0.60              1.07                3.08               2.61
9/30/97                         3.22           5,244         0.48              1.07                3.12               2.53
9/30/96                         3.25          14,968         0.45              1.12                3.05               2.38
10/11/94 1 through 9/30/95      3.35             821         0.40 2            1.25 2              3.50 2             2.65 2

INVESTOR A CLASS
10/1/98 through 3/31/99 6       1.16%     $      573         0.87%2            1.31%2              2.32%2             1.88%2
9/30/98                         2.84             643         0.87              1.34                2.85               2.38
5/27/97 1 through 9/30/97       1.03           1,096         0.86 2            1.45 2              2.95 2             2.36 2

1  Commencement of operations of share class.
2  Annualized.
3 There were no Service Shares outstanding as of September 30, 1994. 4 There were no Investor B shares outstanding as of September 30, 1997. 5 Reissuance of shares.
6  Unaudited.
7  There were no Investor C shares outstanding as of March 31, 1999.

                                      36-37

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

    BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

-----------------------------------------------------------------------------------------------------------------------------------
     Portfolio                                                         Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                              Institutional           Service            Investor A            Investor B           Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                           Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual
                              Fees      Fees(4)   Fees (1)   Fees(4)   Fees(2)    Fees(4)   Fees(3)    Fees(4)   Fees(3)    Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                  None       None      0.30%      0.30%     0.50%      0.40%     1.15%     1.00%      1.15%      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market    None       None      0.30%      0.30%     0.50%      0.40%     1.15%      N/A       1.15%      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market        None       None      0.30%      0.30%     0.50%      0.40%     1.15%      N/A       1.15%       N/A
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal
  Money Market                None       None      0.30%      0.30%     0.50%      0.48%     1.15%     1.00%      1.15%       N/A
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal
  Money Market                None       None      0.30%      0.30%     0.50%      0.40%     1.15%      N/A       1.15%       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market   None       None      0.30%      0.30%     0.50%      0.41%     1.15%      N/A       1.15%       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal
  Money Market                None       None      0.30%      0.30%     0.50%      0.47%     1.15%      N/A       1.15%       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal
  Money Market                None       None      0.30%      0.30%     0.50%      0.50%     1.15%      N/A       1.15%       N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1)-- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2)-- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3)-- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4)-- the actual fees are as of March 31, 1999.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

    Purchases of Class B shares and Class C shares are subject to contingent deferred sales charges ("CDSCs") if shares are redeemed, declining over 6 years from a high of 4.5% for Class B shares and 1% if shares are redeemed within 12 months of their purchase for Class C shares. CDSCs collected by the portfolios totaled $23,375 for Class B shares and $1,741 for Class C shares for the six months ended March 31, 1999.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

    SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

    DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

                                 BLACKROCK FUNDS

    FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

    REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser to the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

    For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

    For the period ended March 31, 1999, advisory fees and waivers for each Portfolio were as follows:


                                                        Gross                           Net
                                                    Advisory Fee        Waiver      Advisory Fee
                                                    -------------     ----------    ------------
    Money Market Portfolio .......................... $6,639,230      $3,138,012     $3,501,218
    U.S. Treasury Money Market Portfolio ............  2,260,469       1,329,721        930,748
    Municipal Money Market Portfolio ................  1,074,570         689,955        384,615
    New Jersey Municipal Money Market Portfolio .....    338,902         238,777        100,125
    North Carolina Municipal Money Market Portfolio .    463,903         393,335         70,568
    Ohio Municipal Money Market Portfolio ...........    271,495         193,773         77,722
    Pennsylvania Municipal Money Market Portfolio ...  1,468,947         897,476        571,471
    Virginia Municipal Money Market Portfolio .......    149,468         136,855         12,613

    BlackRock pays BIMC for its sub-advisory services.

    PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock, and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .18% of the first $500 million, .16% of the next $500 million, .14% of the next $1 billion and .13% of average daily net assets in excess of $2 billion.

    For the period ended March 31, 1999, administration fees and waivers for each Portfolio were as follows:

                                                        Gross                              Net
                                                    Administration                   Administration
                                                         Fee             Waiver            Fee
                                                    --------------       ------      --------------
    Money Market Portfolio .......................... $2,493,553        $     8        $2,493,545
    U.S. Treasury Money Market Portfolio ............    860,689         55,941           804,748
    Municipal Money Market Portfolio ................    429,060             --           429,060
    New Jersey Municipal Money Market Portfolio .....    135,568             --           135,568
    North Carolina Municipal Money Market Portfolio .    178,538         13,594           164,944
    Ohio Municipal Money Market Portfolio ...........    108,598             --           108,598
    Pennsylvania Municipal Money Market Portfolio ...    574,832             --           574,832
    Virginia Municipal Money Market Portfolio .......     59,787          8,020            51,767

                                                                              39

                                 BLACKROCK FUNDS

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

    Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

    In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits (which apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio) as a percentage of average daily net assets are:

    Money Market .................................      .310%
    U.S. Treasury Money Market ...................      .295%
    Municipal Money Market .......................      .295%
    New Jersey Municipal Money Market ............      .265%
    North Carolina Municipal Money Market ........      .195%
    Ohio Municipal Money Market ..................      .265%
    Pennsylvania Municipal Money Market ..........      .295%
    Virginia Municipal Money Market ..............      .205%

    If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

    At March 31, 1999, the amount of advisory fee waiver and reimbursement of expenses by the BlackRock subject to possible reimbursement under the expense limitation agreement were as follows:

     Money Market ................................ $1,075,359
     U.S. Treasury Money Market ..................    449,978
     Municipal Money Market ......................    231,505
     New Jersey Municipal Money Market ...........     77,991
     North Carolina Municipal Money Market .......    138,392
     Ohio Municipal Money Market .................     64,307
     Pennsylvania Municipal Money Market .........    300,666
     Virginia Municipal Money Market .............     42,455

    In addition, PFPCTrust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

    Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service agreements with service organization (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BLACKROCK FUNDS

(C) CAPITAL SHARES

    Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

    Transactions in capital shares for each period were as follows:

                                            Money Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)

Shares sold:
     Institutional Class .........  $ 1,466,072,707      $ 2,510,904,701
     Service Class ...............    1,530,614,460        3,267,936,137
     Investor A Class ............    1,011,197,457          676,723,074
     Investor B Class ............        5,205,773            2,530,449
     Investor C Class ............        4,943,789              946,664
Shares issued in reinvestment
  of dividends:
     Institutional Class .........          270,064              306,762
     Service Class ...............        3,578,386            7,205,011
     Investor A Class ............        9,404,413           14,652,032
     Investor B Class ............           39,892               15,628
     Investor C Class ............            8,944                8,209
Shares redeemed:
     Institutional Class .........   (1,181,261,466)      (1,531,603,582)
     Service Class ...............   (1,536,269,363)      (4,076,598,378)
     Investor A Class ............     (883,609,884)        (581,949,740)
     Investor B Class ............       (3,086,183)            (978,676)
     Investor C Class ............       (4,063,402)            (619,564)
                                    ---------------       --------------
Net increase .....................  $   423,045,587      $   289,478,727
                                    ===============      ===============

                                            U.S. Treasury Money
                                              Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........    $ 552,152,270       $  832,070,282
     Service Class ...............    1,266,877,449        2,146,642,590
     Investor A Class ............       44,357,631          171,010,303
     Investor C Class ............           54,331                   --
Shares issued in reinvestment
  of dividends:
     Institutional Class .........            6,805               43,378
     Service Class ...............        1,301,832            2,692,251
     Investor A Class ............        1,572,085            2,912,580
     Investor C Class ............              412                   --
Shares redeemed:
     Institutional Class .........     (467,897,787)        (697,032,232)
     Service Class ...............   (1,286,486,881)      (2,388,962,298)
     Investor A Class ............      (45,009,126)        (145,547,973)
     Investor C Class ............               --                   --
                                     --------------       --------------
Net increase (decrease) ..........   $   66,929,021       $  (76,171,119)
                                     ==============       ==============

                                 BLACKROCK FUNDS

                                              Municipal Money
                                              Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........     $471,117,960      $   546,473,646
     Service Class ...............      410,256,837        1,026,869,769
     Investor A Class ............       10,069,168           39,593,819
     Investor C Class ............              115              305,586
Shares issued in reinvestment
  of dividends:
     Institutional Class .........               --                   --
     Service Class ...............          467,113            2,065,608
     Investor A Class ............          107,794              179,254
     Investor C Class ............            1,397                  119
Shares redeemed:
     Institutional Class .........     (402,953,508)        (358,486,165)
     Service Class ...............     (366,974,158)      (1,216,688,846)
     Investor A Class ............      (11,210,224)         (39,014,287)
     Investor C Class ............         (307,093)             (11,878)
                                       ------------        -------------
Net increase .....................     $110,575,401        $   1,286,625
                                       ============        =============

                                             New Jersey Municipal
                                            Money Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........    $  75,342,450        $ 116,435,928
     Service Class ...............       17,794,808          124,130,716
     Investor A Class ............       61,218,823          125,044,352
     Investor B Class ............               --                  100
Shares issued in reinvestment
  of dividends:
     Institutional Class .........           27,022               57,896
     Service Class ...............           39,062               99,423
     Investor A Class ............          462,453              845,821
     Investor B Class ............                1                    1
Shares redeemed:
     Institutional Class .........      (61,054,680)         (55,155,262)
     Service Class ...............      (18,039,173)        (190,373,134)
     Investor A Class ............      (72,463,395)        (103,586,101)
     Investor B Class ............               --                  (50)
                                       ------------        -------------
Net increase .....................     $  3,327,371        $  17,499,690
                                       ============        =============

                                 BLACKROCK FUNDS

                                          North Carolina Municipal
                                           Money Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........    $ 247,868,561        $ 545,618,487
     Service Class ...............       42,124,887           72,622,006
     Investor A Class ............          190,110            7,409,137
Shares issued in reinvestment
  of dividends:
     Institutional Class .........               --                   --
     Service Class ...............           18,948               71,644
     Investor A Class ............            4,391                7,434
Shares redeemed:
     Institutional Class .........     (210,411,930)        (511,293,347)
     Service Class ...............      (57,622,939)         (77,091,688)
     Investor A Class ............          (41,525)          (7,475,546)
                                      -------------        -------------
Net increase .....................    $  22,130,503        $  29,868,127
                                      =============        =============

                                                Ohio Municipal
                                            Money Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........     $101,982,706        $ 414,685,160
     Service Class ...............       52,723,967          159,193,335
     Investor A Class ............       35,171,883           36,700,772
Shares issued in reinvestment
  of dividends:
     Institutional Class .........              306                3,769
     Service Class ...............          365,653              848,456
     Investor A Class ............          260,484              515,271
Shares redeemed:
     Institutional Class .........      (98,271,627)        (389,809,601)
     Service Class ...............      (70,296,983)        (160,114,921)
     Investor A Class ............      (15,356,554)         (37,185,701)
                                        -----------        -------------
Net increase .....................      $ 6,579,835        $  24,836,540
                                        ===========        =============

                                 BLACKROCK FUNDS

                                            Pennsylvania Municipal
                                            Money Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........    $ 611,379,999      $ 1,298,202,042
     Service Class ...............       96,625,197          491,105,327
     Investor A Class ............      199,958,593          410,558,185
Shares issued in reinvestment
  of dividends:
     Institutional Class .........           30,290               92,480
     Service Class ...............          339,406              783,544
     Investor A Class ............        1,492,580            3,060,363
Shares redeemed:
     Institutional Class .........     (540,452,541)      (1,177,210,499)
     Service Class ...............      (87,524,678)        (652,626,616)
     Investor A Class ............     (174,548,791)        (400,976,358)
                                      -------------      ---------------
Net increase (decrease) ..........    $ 107,300,055      $   (27,011,532)
                                      =============      ===============

                                              Virginia Municipal
                                            Money Market Portfolio
                                    ------------------------------------
                                         For the           For the Year
                                     Six Months Ended         Ended
                                         3/31/99             9/30/98
                                    -----------------    ---------------
                                       (Unaudited)
Shares sold:
     Institutional Class .........     $ 49,908,553        $ 153,965,984
     Service Class ...............        6,151,585           14,299,211
     Investor A Class ............          424,789            2,052,243
Shares issued in reinvestment
  of dividends:
     Institutional Class .........          199,228              412,471
     Service Class ...............           42,337              105,608
     Investor A Class ............            7,708               26,613
Shares redeemed:
     Institutional Class .........      (63,976,327)        (139,400,364)
     Service Class ...............       (6,988,087)         (16,243,970)
     Investor A Class ............         (502,126)          (2,531,456)
                                       ------------        -------------
Net increase (decrease) ..........     $(14,732,340)       $  12,686,340
                                       ============        =============

                                 BLACKROCK FUNDS

(D) AT MARCH 31, 1999, NET ASSETS CONSISTED OF:

                                                                                  U.S.                               New Jersey
                                                                                Treasury            Municipal         Municipal
                                                          Money Market        Money Market        Money Market      Money Market
                                                            Portfolio           Portfolio          Portfolio          Portfolio
                                                          --------------      --------------       ------------      ------------
Capital paid-in ......................................    $3,457,692,125      $1,032,527,036       $507,321,514      $151,253,185
Accumulated net realized gain (loss) on
   investment transactions ...........................            43,241              46,592           (325,622)1          (2,945)
Net unrealized market discount .......................                --                  --                240                --
                                                          --------------      --------------       ------------      ------------
                                                          $3,457,735,366      $1,032,573,628       $506,996,132      $151,250,240
                                                          ==============      ==============       ============      ============

                                                              North
                                                            Carolina               Ohio           Pennsylvania        Virginia
                                                            Municipal            Municipal          Municipal         Municipal
                                                          Money Market         Money Market       Money Market      Money Market
                                                            Portfolio            Portfolio          Portfolio         Portfolio
                                                          -------------       --------------       ------------      ------------
Capital paid-in ......................................     $223,664,372         $129,203,594       $642,154,113      $ 67,128,189
Accumulated net realized gain (loss)
   on investment transactions ........................             (121)             (28,888)1          (13,100)1            (573)1
Net unrealized market discount .......................            1,750                   --              3,125               (20)
                                                           ------------         ------------       ------------      ------------
                                                           $223,666,001         $129,174,706       $642,144,138      $ 67,127,596
                                                           ============         ============       ============      ============

(1)  Includes  $3,317,  $16,541,  $1,050  and $401 of  deferred  post-October  losses  as of  September  30,  1998, respectively.

(E) CAPITAL LOSS CARRYOVER

    At September 30, 1998, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                               Capital Loss          Year Of
                                              Carryforward         Expiration
                                              -------------        ----------
    Municipal Money Market Portfolio:            $252,688              1999
                                                   15,971              2000
                                                   20,433              2001
                                                   19,387              2002
                                                   12,355              2003
                                                    1,471              2006
    New Jersey Municipal Money
      Market Portfolio:                             6,567              2001
                                                      340              2002
                                                    1,288              2006
    North Carolina Municipal Money
      Market Portfolio:                               121              2003
    Ohio Municipal Money Market
      Portfolio:                                    2,285              2002
                                                    5,840              2005
                                                    4,223              2006
    Pennsylvania Municipal Money
      Market Portfolio:                             2,459              2002
                                                    1,329              2003
                                                    3,233              2004
                                                    1,626              2005
                                                    3,403              2006
    Virginia Municipal Money Market
      Portfolio:                                      171              2003

                                 BLACKROCK FUNDS

(F) CONVERSION OF COMMON TRUST FUNDS

    On January 13, 1998, January 22, 1998 and February 9, 1998 the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds. The conversion occurred in May, 1998. There were no BlackRock money market portfolios involved in the PNC Common Trust Fund conversion.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser                           Co-Administrator and Distributor
  BlackRock Advisors, Inc.                     BlackRock Distributors, Inc.
  New York, New York 10154                     West Conshohocken, Pennsylvania
                                                 19428
Sub-Adviser
  BlackRock Institutional Management        Co-Administrators
    Corporation                                BlackRock Advisors, Inc.
  Wilmington, Delaware 19809                   New York, New York 10154

Custodian                                    Counsel
  PFPC Trust Co.                               Simpson, Thatcher & Bartlett
  Philadelphia, Pennsylvania 19103             New York, New York 10017
                                                 (A partnership which includes
Co-Administrator and Transfer Agent                professional corporations)
  PFPC Inc.
  Wilmington, Delaware 19809                 Independent Accountants
                                               PricewaterhouseCoopers LLP
                                               Philadelphia, Pennsylvania 19103




To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL,   AND  TAX-FREE   INVESTING  WHO  ADHERE  TO  A  PURE  INVESTMENT
STYLE.

STOCK PORTFOLIOS
    Large Cap Value Equity                 Micro-Cap Equity
    Large Cap Growth Equity                International Equity
    Mid-Cap Value Equity                   International Small Cap Equity
    Mid-Cap Growth Equity                  International Emerging Markets
    Small Cap Value Equity                 Select Equity
    Small Cap Growth Equity                Index Equity
    Micro-Cap Equity

STOCK & BOND PORTFOLIOS
    Balanced

BOND PORTFOLIOS
    Low Duration Bond                      GNMA
    Intermediate Government Bond           Managed Income
    Intermediate Bond                      International Bond
    Core Bond                              High Yield Bond
    Government Income

TAX-FREE BOND PORTFOLIOS
    Tax-Free Income                        Ohio Tax-Free Income
    Pennsylvania Tax-Free Income           Delaware Tax-Free Income
    New Jersey Tax-Free Income             Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
    Money Market                           North Carolina Municipal Money Market
    U.S. Treasury Money Market             Ohio Municipal Money Market
    Municipal Money Market                 Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market      Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

{GRAPHIC OMITTED}

BLACKROCK
FUNDS

P.O. Box 8907
Wilmington, DE 19899



Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   SR 3/31/99 MM